UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

106 Annjo Court, Suite A, Forest, Virginia 24551

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (434) 846-1361

(Name and Address of Agent for Service)

David D. Basten

President

American Pension Investors Trust

106 Annjo Court, Suite A

Forest, Virginia 24551

Copy to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, NW

Washington, DC 20006

Date of fiscal year end: January 31

Date of reporting period: July 31, 2023

Item 1.	Report to Shareholders.

(a)

YORKTOWN GROWTH FUND

YORKTOWN CAPITAL APPRECIATION FUND

YORKTOWN MULTI-SECTOR BOND FUND

YORKTOWN SHORT TERM BOND FUND

YORKTOWN MASTER ALLOCATION FUND

YORKTOWN SMALL CAP FUND

SEMI-ANNUAL REPORT DATED JULY 31, 2023

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this report. Any representation to the contrary is a criminal offense.

CONTENTS

Financial Statements
Schedule of Investments
Growth Fund	1-4
Capital Appreciation Fund	5-6
Multi-Sector Bond Fund	7-18
Short Term Bond Fund	19-31
Master Allocation Fund	32
Small Cap Fund	33-34
Statements of Assets and Liabilities	35-38
Statements of Operations	39-40
Statements of Changes in Net Assets	41-46
Financial Highlights
Growth Fund	47-49
Capital Appreciation Fund	50-52
Multi-Sector Bond Fund	53-56
Short Term Bond Fund	57-59
Master Allocation Fund	60-62
Small Cap Fund	63-65
Notes to the Financial Statements	66-82
Expense Examples	83-85
Liquidity Risk Management Program	86
Other Information	87
Board Approval of Investment Advisory & Sub Advisory Agreements	87-90
Privacy Notice	91-92

Yorktown Growth Fund

SCHEDULE OF INVESTMENTS

July 31, 2023

(Unaudited)

Fund Holdings (as a percentage of net assets)

Technology	27.19%
Industrials	17.80%
Consumer Discretionary	14.91%
Materials	12.80%
Health Care	8.88%
Financials	7.73%
Consumer Staples	2.76%
Energy	2.65%
Communications	2.30%
Real Estate	1.22%
Utilities	0.70%
Other	1.06%
100.00%

	Shares	Fair Value
COMMON STOCKS — 98.94%
Communications — 2.30%
Gravity Co. Ltd. - ADR(a)	5,100	$392,700
Nexstar Media Group, Inc.	1,600	298,752
Take-Two Interactive Software, Inc.(a)	3,400	519,996
Trade Desk, Inc. (The), Class A(a)	5,700	520,182
		1,731,630
Consumer Discretionary — 14.91%
BorgWarner, Inc.	6,350	295,275
Boyd Gaming Corp.	5,300	362,096
Compagnie Financiere Richemont SA - ADR	25,900	416,472
Copart, Inc.(a)	4,700	415,433
D.R. Horton, Inc.	3,600	457,272
Driven Brands Holdings, Inc.(a)	16,000	413,920
Etsy, Inc.(a)	3,250	330,363
Evolution AB - ADR	2,600	320,060
Evolution AB	2,600	320,597
Fox Factory Holding Corp.(a)	2,200	246,180
Huazhu Group Ltd. - ADR	7,100	341,084
Kering SA - ADR	5,350	307,358
LCI Industries	4,800	654,096
Li Ning Co. Ltd.	58,700	353,756
Lithia Motors, Inc., Class A	2,100	652,113
MasterBrand, Inc.(a)	40,650	502,027
Open House Co. Ltd.	9,100	345,658
Patrick Industries, Inc.	3,700	320,235
PHINIA, Inc.(a)	1,270	36,030
Pool Corp.	1,410	542,483
PulteGroup, Inc.	9,100	767,949
RH(a)	1,300	504,621
Skyline Champion Corp.(a)	4,400	306,504
Taylor Morrison Home Corp.(a)	7,400	358,308
THOR Industries, Inc.	3,325	384,004
Tractor Supply Co.	2,800	627,172
Vipshop Holdings Ltd. - ADR(a)	17,500	329,525
Vista Outdoor, Inc.(a)	11,000	333,300
		11,243,891
Consumer Staples — 2.76%
Bunge Ltd.	3,200	347,744
Five Below, Inc.(a)	2,400	500,016
Pan Pacific International Holdings Corp. - ADR	14,300	280,423
Performance Food Group Co.(a)	4,300	256,968
Seven & I Holdings Co., Ltd. - ADR	15,250	316,285
Simply Good Foods Co. (The)(a)	9,800	379,358
		2,080,794
Energy — 2.65%
Civitas Resources, Inc.	4,600	344,356
HF Sinclair Corp.	6,100	317,749
Matador Resources Co.	4,000	222,520
Ovintiv, Inc.	16,500	760,485
Vitesse Energy, Inc.	14,170	356,942
		2,002,052

YORKTOWN GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Financials — 7.73%
AllianceBernstein Holding LP	7,250	$233,378
Carlyle Group, Inc. (The)	10,600	377,890
Deutsche Boerse AG - ADR	31,000	592,720
Evercore Partners, Inc., Class A	2,375	320,767
Franklin Resources, Inc.	9,600	280,704
Houlihan Lokey, Inc., Class A	3,850	384,423
Jefferies Financial Group, Inc.	10,700	393,653
KKR & Co., Inc.	9,700	575,986
LPL Financial Holdings, Inc.	3,400	779,824
Raymond James Financial, Inc.	6,450	709,951
Stifel Financial Corp.	4,900	311,346
StoneX Group, Inc.(a)	1,700	156,417
Tradeweb Markets, Inc., Class A	4,850	396,682
Worldline S.A. - ADR(a)	15,900	314,343
		5,828,084
Health Care — 8.88%
Align Technology, Inc.(a)	1,725	651,860
Charles River Laboratories International, Inc.(a)	1,800	377,172
Genmab A/S - ADR(a)	16,600	686,576
Globus Medical, Inc., Class A(a)	6,400	385,728
Hologic, Inc.(a)	4,600	365,332
ICON PLC(a)	2,450	615,954
Insulet Corp.(a)	2,150	595,013
Masimo Corp.(a)	1,950	238,485
Medpace Holdings, Inc.(a)	1,800	455,706
Merck KGaA - ADR	8,450	298,285
Penumbra, Inc.(a)	1,850	561,216
QIAGEN N.V.(a)	6,100	285,602
QuidelOrtho Corp.(a)	5,000	436,800
Repligen Corp.(a)	2,150	368,854
Sonova Holding AG - ADR	6,780	375,951
		6,698,534
Industrials — 17.80%
A.P. Moller - Maersk A/S - ADR	36,500	373,395
Ashtead Group PLC - ADR	1,450	429,722
Atkore, Inc.(a)	3,800	602,946
Camtek Ltd.(a)	3,500	166,635
Core & Main, Inc., Class A(a)	13,300	420,413
Disco Corp. - ADR	37,500	702,000
DSV A/S - ADR	3,850	384,230
Expeditors International of Washington, Inc.	2,600	330,980
Fluidra SA	15,600	345,142
Franklin Electric Co., Inc.	6,000	592,920
Generac Holdings, Inc.(a)	4,800	737,760
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - ADR	3,400	308,040
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR	1,750	333,130
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	1,070	302,799
IES Holdings, Inc.(a)	5,400	309,528
Ingersoll Rand, Inc.	9,700	633,119
J.B. Hunt Transport Services, Inc.	1,500	305,910
Kuehne & Nagel International AG - ADR	6,200	386,849
Landstar System, Inc.	2,250	458,077
Mueller Industries, Inc.	2,500	202,650
NIBE Industrier AB	28,800	259,201
Old Dominion Freight Line, Inc.	1,300	545,337
Prysmian SpA	14,400	574,005
Regal Rexnord Corp.	2,300	359,214
Rollins, Inc.	7,300	298,059
Saia, Inc.(a)	2,540	1,074,776
Techtronic Industries Co. Ltd. - ADR	5,700	324,273
Teledyne Technologies, Inc.(a)	900	346,077
TopBuild Corp.(a)	1,300	356,109
Toro Co. (The)	3,200	325,280
WESCO International, Inc.(a)	3,600	632,052
		13,420,628
Materials — 12.79%
Advanced Drainage Systems, Inc.	3,100	378,169

YORKTOWN GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Albemarle Corp.	2,850	$604,998
Berry Global Group, Inc.	7,950	521,281
CF Industries Holdings, Inc.	4,300	352,944
Commercial Metals Co.	8,700	497,814
Franco-Nevada Corp.	2,400	350,016
Givaudan SA - ADR	5,100	343,458
Gold Fields Ltd. - ADR	22,750	351,942
James Hardie Industries PLC - ADR	12,300	364,080
Kingspan Group PLC - ADR	4,650	371,933
Livent Corp.(a)	7,700	189,574
Louisiana-Pacific Corp.	5,050	384,457
Mitsui & Co. Ltd. - ADR	675	530,901
Nutrien Ltd.	6,300	434,007
Rio Tinto PLC - ADR	4,900	326,095
Southern Copper Corp.	6,300	550,872
Steel Dynamics, Inc.	3,550	378,359
Tenaris S.A. - ADR	11,300	378,437
Ternium S.A. - ADR	8,275	369,479
Trex Co., Inc.(a)	8,300	573,862
UFP Industries, Inc.	6,300	647,388
UFP Technologies, Inc.(a)	1,700	330,931
Westlake Chemical Corp.	3,050	419,375
		9,650,372
Real Estate — 1.22%
CBRE Group, Inc., Class A(a)	6,700	558,177
FirstService Corp.	2,300	360,249
		918,426
Technology — 27.19%
Advantest Corp. - ADR	3,800	524,780
Amkor Technology, Inc.	13,800	401,442
Arista Networks, Inc.(a)	2,450	379,970
ASE Technology Holding Co. Ltd. - ADR	39,600	317,988
ASM International NV - ADR	810	385,228
Capgemini SE - ADR	8,200	297,004
CDW Corp.	2,200	411,554
Cirrus Logic, Inc.(a)	4,700	379,760
Concentrix Corp.	2,700	224,748
CyberArk Software Ltd.(a)	3,100	514,631
Dassault Systemes SE - ADR	7,750	332,552
Descartes Systems Group, Inc. (The)(a)	8,200	638,534
Dlocal Ltd., Class A(a)	19,800	300,366
Doximity, Inc., Class A(a)	9,600	343,008
Entegris, Inc.	3,900	427,869
ExlService Holdings, Inc.(a)	4,500	634,275
Fortinet, Inc.(a)	9,900	769,428
Genpact Ltd.	11,200	404,208
Globant S.A.(a)	2,100	366,933
Infineon Technologies AG - ADR	11,700	515,268
KLA Corp.	1,500	770,925
Lasertec Corp.	2,100	316,988
Logitech International S.A.	7,500	520,350
MarketAxess Holdings, Inc.	1,100	296,142
MKS Instruments, Inc.	3,500	382,095
Monolithic Power Systems, Inc.	1,300	727,337
Paycom Software, Inc.(a)	1,000	368,760
Paylocity Holdings Corp.(a)	2,550	578,467
Power Integrations, Inc.	3,500	339,990
PTC, Inc.(a)	2,800	408,268
Qualys, Inc.(a)	4,700	652,360
Science Applications International Corp.	3,250	394,355
SPS Commerce, Inc.(a)	4,900	883,911
STMicroelectronics NV - ADR	9,400	504,592
Super Micro Computer, Inc.(a)	3,125	1,032,094
SYNNEX Corp.	2,700	266,517
TDK Corp. - ADR	7,500	288,788
Teleperformance - ADR	3,700	267,806
Teradyne, Inc.	3,000	338,820
Tokyo Electron Ltd. - ADR	6,600	495,264
Tyler Technologies, Inc.(a)	1,650	654,440
United Microelectronics Corp. - ADR(a)	42,900	322,179
Veeva Systems, Inc., Class A(a)	1,650	336,963
WNS Holdings Ltd. - ADR(a)	7,000	483,770
Zoom Video Communications, Inc., Class A(a)	4,100	300,735
		20,501,462

YORKTOWN GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Utilities — 0.71%
OGE Energy Corp.	6,800	$245,820
RWE AG - ADR	6,600	284,846
		530,666
Total Common Stocks
(Cost $51,945,392)		74,606,539

CONTINGENT VALUE RIGHTS — 0.00%
Health Care — 0.00%
ABIOMED, Inc.(a)(b)	1,550	—

Total Contingent Value Rights
(Cost $—)		—

Total Investments — 98.94%
(Cost $51,945,392)		74,606,539
Other Assets in Excess of Liabilities — 1.06%		797,936
Net Assets — 100.00%		$75,404,475

(a)	Non-income producing security.

(b)	Security is being fair valued in accordance with the Trust’s fair valuation policies and represents 0% of the Fund’s net assets.

ADR — American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Yorktown Capital Appreciation Fund

SCHEDULE OF INVESTMENTS

July 31, 2023

(Unaudited)

Fund Holdings (as a percentage of net assets)

Technology	34.61%
Communications	20.46%
Consumer Discretionary	14.68%
Health Care	13.05%
Industrials	9.05%
Financials	6.65%
Other	1.50%
100.00%

	Shares	Fair Value
COMMON STOCKS — 98.50%
Communications — 20.46%
Airbnb, Inc., Class A(a)	1,632	$248,374
Alphabet, Inc., Class A(a)	1,700	225,624
Endeavor Group Holdings, Inc., Class A(a)	7,000	165,200
Grab Holdings Ltd., Class A(a)	52,000	199,160
Iridium Communications, Inc.(a)	3,850	202,317
Roblox Corp., Class A(a)	6,780	266,115
Spotify Technology S.A.(a)	1,630	243,538
Trade Desk, Inc. (The), Class A(a)	3,580	326,711
Uber Technologies, Inc.(a)	7,080	350,177
		2,227,216
Consumer Discretionary — 14.68%
Amazon.com, Inc.(a)	1,500	200,520
Chewy, Inc.(a)	3,650	123,735
Coupang, Inc., Class A(a)	8,410	152,641
DraftKings, Inc., Class A(a)	11,560	367,377
Etsy, Inc.(a)	1,566	159,184
Genius Sports Ltd.(a)	43,600	341,824
MercadoLibre, Inc.(a)	204	252,562
		1,597,843
Financials — 6.65%
Intercontinental Exchange, Inc.	2,100	241,080
Nu Holdings Ltd., Class A(a)	31,700	252,332
Robinhood Markets, Inc., Class A(a)	17,900	230,194
		723,606
Health Care — 13.05%
Agilon Health, Inc.(a)	7,925	151,764
Exact Sciences Corp.(a)	6,360	620,355
Intuitive Surgical, Inc.(a)	900	291,960
Royalty Pharma PLC, Class A	5,370	168,511
Teladoc Health, Inc.(a)	6,300	187,551
		1,420,141
Industrials — 9.05%
AeroVironment, Inc.(a)	1,994	189,948
Elbit Systems Ltd.	1,030	218,597
Kratos Defense & Security Solutions, Inc.(a)	13,064	197,136
Teledyne Technologies, Inc.(a)	567	218,029
Trimble, Inc.(a)	3,000	161,400
		985,110
Technology — 34.61%
Adyen NV - ADR(a)	10,975	203,147
ASML Holding N.V. - ADR	283	202,744
Bill.com Holdings, Inc.(a)	1,340	167,956
CrowdStrike Holdings, Inc., Class A(a)	1,160	187,526
Global-e Online Ltd.(a)	6,530	294,176
Intuit, Inc.	439	224,636
Nano Dimension Ltd. - ADR(a)	57,800	179,180
NVIDIA Corp.	1,065	497,664
PagerDuty, Inc.(a)	6,650	172,368
PayPal Holdings, Inc.(a)	2,220	168,320
Snowflake, Inc., Class A(a)	1,120	199,035
StoneCo Ltd., Class A(a)	15,700	227,493
Synopsys, Inc.(a)	720	325,296
Teradyne, Inc.	1,854	209,391
Veeva Systems, Inc., Class A(a)	760	155,207
Workday, Inc., Class A(a)	900	213,417

YORKTOWN CAPITAL APPRECIATION FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Zoom Video Communications, Inc., Class A(a)	1,890	$138,632
		3,766,188

Total Common Stocks/Investments — 98.50%
(Cost $9,568,548)		10,720,104
Other Assets in Excess of Liabilities — 1.50%		163,613
Net Assets — 100.00%		$10,883,717

(a)	Non-income producing security.

ADR — American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Yorktown Multi-Sector Bond Fund

SCHEDULE OF INVESTMENTS

July 31, 2023

(Unaudited)

Fund Holdings (as a percentage of net assets)

Corporate Bonds and Notes	49.09%
Asset Backed Securities	28.92%
U.S. Government & Agencies	15.10%
Collateralized Loan Obligations	5.82%
Other	1.07%
100.00%

	Principal Amount	Fair Value
CORPORATE BONDS AND NOTES — 49.09%
Communications — 4.22%
CCO Holdings LLC, 5.00%, 2/1/2028 (a)	$1,000,000	$925,051
CCO Holdings LLC, 4.25%, 2/1/2031 (a)	1,000,000	822,992
CCO Holdings LLC, 4.50%, 6/1/2033 (a)	1,000,000	792,200
DIRECTV Holdings LLC, 5.88%, 8/15/2027 (a)	1,250,000	1,129,530
Lamar Media Corp., 3.63%, 1/15/2031	500,000	419,020
Level 3 Financing, Inc., 4.25%, 7/1/2028 (a)	2,000,000	1,417,952
Prosus NV, MTN, 3.06%, 7/13/2031 (a)	500,000	392,775
Scripps Escrow II, Inc., 3.88%, 1/15/2029 (a)	500,000	416,160
United States Cellular Corp., 6.70%, 12/15/2033	2,540,000	2,205,736
Univision Communications, Inc., 4.50%, 5/1/2029 (a)	1,000,000	866,176
Verizon Communications, Inc., 2.85%, 9/3/2041	1,000,000	703,478
VMED OC UK Financing PLC, 4.75%, 7/15/2031 (a)	1,000,000	845,020
Vodafone Group PLC, 4.13%, 6/4/2081 (H15T5Y + 276.7bps)	1,000,000	796,067
Warnermedia Holdings, Inc., 5.14%, 3/15/2052	1,000,000	813,378
		12,545,535
Consumer Discretionary — 3.03%
Carnival Corp., 4.00%, 8/1/2028 (a)	2,000,000	1,780,016
Carnival Corp., 6.00%, 5/1/2029 (a)	1,000,000	899,789
Ford Motor Co., 3.25%, 2/12/2032	500,000	395,767
Ford Motor Credit Co., LLC, 3.38%, 11/13/2025	1,000,000	935,878
Ford Motor Credit Co., LLC, 2.90%, 2/10/2029	2,000,000	1,671,858
LGI Homes, Inc., 4.00%, 7/15/2029 (a)	500,000	420,631
Marriott International, Inc., 2.75%, 10/15/2033	500,000	397,309
Marriott Ownership Resorts, Inc., 4.50%, 6/15/2029 (a)	1,000,000	867,820
Wolverine World Wide, Inc., 4.00%, 8/15/2029 (a)	1,000,000	786,500
Yum! Brands, Inc., 3.63%, 3/15/2031	1,000,000	858,073
		9,013,641
Consumer Staples — 3.41%
Anheuser-Busch Cos., LLC, 4.70%, 2/1/2036 (a)	100,000	97,042
Central Garden & Pet Co., 4.13%, 4/30/2031 (a)	500,000	417,869
Constellation Brands, Inc., 2.25%, 8/1/2031	500,000	405,013
Constellation Brands, Inc., 4.50%, 5/9/2047	500,000	430,174

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Coty, Inc., 5.00%, 4/15/2026 (a)	$1,000,000	$965,851
JBS Finance Luxembourg Sarl, 3.63%, 1/15/2032 (a)	500,000	414,500
JBS USA LUX SA, 5.50%, 1/15/2030 (a)	1,000,000	968,120
JBS USA LUX SA, 3.75%, 12/1/2031 (a)	250,000	212,815
Kraft Heinz Foods Co., 5.00%, 6/4/2042 (a)	300,000	281,061
Kraft Heinz Foods Co., 5.00%, 6/4/2042	500,000	468,434
Kraft Heinz Foods Co., 4.38%, 6/1/2046	1,000,000	848,578
Kraft Heinz Foods Co., 4.88%, 10/1/2049	1,000,000	911,933
Land O’ Lakes, Inc., 7.25%, Perpetual (a)	2,000,000	1,589,200
Molson Coors Beverage Co., 4.20%, 7/15/2046	1,000,000	822,103
Performance Food Group, Inc., 4.25%, 8/1/2029 (a)	500,000	444,609
Pilgrim’s Pride Corp., 4.25%, 4/15/2031	1,000,000	865,897
		10,143,199
Financials — 22.52%
American Express Co., 3.55%, Perpetual (H15T5Y + 285.40bps)	1,000,000	841,534
Assurant, Inc., 7.00%, 3/27/2048	1,000,000	975,244
Assured Guaranty Municipal Holdings, Inc., 6.40%, 12/15/2066 (1MO LIBOR + 221.50bps)(a),(b)	2,000,000	1,792,997
Banco Bilbao Vizcaya Argentaria S.A., 6.13%, 2/16/2049 (USSW5 + 387.0bps)(b)	800,000	693,085
Banco Bilbao Vizcaya Argentaria S.A., Series 9, 6.50%, 3/25/2167 (H15T5Y + 519.2bps)(b)	1,000,000	954,700
Bank of America Corp., 4.38%, 4/27/2170 (H15T5Y + 276.0bps)(b)	2,000,000	1,757,995
Barclays PLC, 4.84%, 5/9/2028	2,000,000	1,865,304
Barclays PLC, 5.09%, 6/20/2030 (3MO LIBOR + 305.4bps)(b)	1,500,000	1,390,696
Barclays PLC, 7.75%, 9/15/2168 (USSW5 + 484.2bps)(b)	1,000,000	999,200
BBVA Bancomer S.A., 5.13%, Perpetual (H15T5Y + 265.0bps)(b)	2,000,000	1,741,500
BNP Paribas SA, 6.63%, Perpetual (USSW5 + 414.9bps)(a),(b)	4,000,000	3,900,000
Brighthouse Financial, Inc., 4.70%, 6/22/2047	2,642,000	2,037,689
Citadel Finance LLC, 3.38%, 3/9/2026 (a)	2,000,000	1,810,924
Citigroup, Inc., 3.88%, Perpetual (H15T5Y + 341.7bps)(b)	1,000,000	872,900
Citigroup, Inc., 4.15%, Perpetual (H15T5Y + 300.0bps)(b)	2,000,000	1,680,000
Citigroup, Inc., 4.70%, Perpetual (SOFR + 323.4bps)(b)	1,000,000	890,400
Citizens Financial Group, Inc., Series C, 6.38%, Perpetual (3MO LIBOR + 315.7bps)(b)	2,000,000	1,785,013
Discover Financial Services, Series C, 5.50%, Perpetual (3MO LIBOR + 307.6bps)(b)	1,334,000	1,032,654
Drawbridge Special Opportunities Fund LP, 3.88%, 2/15/2026 (a)	2,000,000	1,787,058
Enstar Finance LLC, 5.50%, 1/15/2042 (H15T5Y + 400.60bps)(b)	500,000	389,200
FedNat Holding Co., 7.75%, 3/15/2029 (c)	2,400,000	450,000

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Fifth Third Bancorp, 8.57%, Perpetual (3MO LIBOR + 303.3bps)(b)	$1,000,000	$947,821
Fifth Third Bancorp, Series J, 8.67%, Perpetual (3MO LIBOR + 312.9bps)(b)	1,000,000	980,850
GATX Corp., Class B, 4.00%, 6/30/2030	2,000,000	1,827,614
Global Atlantic Financial Co., 4.70%, 10/15/2051 (H15T5Y + 379.60bps)(a),(b)	1,000,000	721,607
Goldman Sachs Group, Inc. (The), Series P, 8.21%, 11/10/2069 (3MO LIBOR + 287.4bps)(b)	3,000,000	2,978,557
ING Groep NV, 4.25%, Perpetual (H15T5Y + 286.20bps)(b)	1,000,000	702,286
ING Groep NV, 5.75%, Perpetual (H15T5Y + 432.2bps)(b)	1,000,000	898,585
Intesa Sanpaolo SpA, 5.71%, 1/15/2026 (a)	2,000,000	1,931,953
JPMorgan Chase & Co., Series HH, 4.60%, Perpetual (SOFR+ 312.5bps)(b)	1,000,000	947,500
Liberty Mutual Group, Inc., 3.95%, 5/15/2060 (a)	500,000	351,721
Liberty Mutual Group, Inc., 4.30%, 2/1/2061 (a)	1,000,000	623,011
Lloyds Banking Group PLC, 7.50%, Perpetual (USSW5 + 476.0bps)(b)	2,500,000	2,438,550
Lloyds Banking Group PLC, 7.50%, Perpetual (USSW5 + 449.6bps)(b)	2,000,000	1,895,500
Macquarie Bank Ltd., 3.62%, 6/3/2030 (a)	1,000,000	843,815
Massachusetts Mutual Life Insurance Co., 3.38%, 4/15/2050 (a)	1,000,000	712,437
Nationwide Mutual Insurance Co., 4.35%, 4/30/2050 (a)	1,000,000	756,289
Nordea Bank Abp, 3.75%, Perpetual (H15T5Y + 260.20bps)(a),(b)	1,000,000	768,942
OneMain Finance Corp., 5.38%, 11/15/2029	2,000,000	1,734,526
Pacific LifeCorp, 3.35%, 9/15/2050 (a)	500,000	348,180
PNC Financial Services, 6.25%, Perpetual (H15T7Y + 280.8bps)(b)	1,000,000	916,922
SBL Holdings, Inc., 5.13%, 11/13/2026 (a)	2,000,000	1,784,008
SBL Holdings, Inc., 6.50%, Perpetual (H15T5Y + 562.0bps)(a),(b)	1,393,000	794,010
SBL Holdings, Inc., 7.00%, Perpetual (H15T5Y + 558.0bps)(a),(b)	1,000,000	627,500
Standard Chartered PLC, 4.30%, Perpetual (H15T5Y + 313.50bps)(a),(b)	2,000,000	1,566,800
Truist Financial Corp., Series M, 5.13%, Perpetual (3MO LIBOR + 278.6bps)(b)	1,800,000	1,444,050
UBS Group AG, 4.38%, Perpetual (H15T5Y + 331.3bps)(a),(b)	1,000,000	748,550
UBS Group AG, 7.00%, Perpetual (USSW5 + 434.4bps)(a),(b)	1,000,000	981,350
UniCredit SpA, 5.86%, 6/19/2032 (USISDA05 + 370.3bps)(a),(b)	2,000,000	1,839,355
UniCredit SpA, 5.46%, 6/30/2035 (H15T5Y + 475.0bps)(a),(b)	500,000	436,731
Unifin Financiera SAB de CV Sociedad Financiera de Objeto Multiple, Entidad No Regulada, 8.38%, 1/27/2028 (a)(c)	1,000,000	51,192

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
US Bancorp, 5.30%, Perpetual (TSFR3M + 317.56bps)(b)	$500,000	$440,275
Wells Fargo & Co, Series EE, 7.63%, Perpetual (H15T5Y + 360.6bps)(b)	500,000	515,320
Wells Fargo & Co., 6.07%, 1/15/2027 (3MO LIBOR + 50.0bps)	2,000,000	1,909,052
Wells Fargo & Co., Series BB, 3.90%, Perpetual (H15T5Y + 345.3bps)(b)	1,000,000	899,825
		67,012,777
Health Care — 0.99%
Jazz Securities DAC, 4.38%, 1/15/2029 (a)	500,000	445,007
Organon Finance 1 LLC, 4.13%, 4/30/2028 (a)	1,000,000	897,187
Perrigo Finance Unlimited Co., 4.40%, 6/15/2030	1,000,000	896,871
Viatris, Inc., 3.85%, 6/22/2040	1,000,000	711,722
		2,950,787
Industrials — 5.68%
ADT Security Corp. (The), 4.13%, 8/1/2029 (a)	1,000,000	868,580
Air Canada, 3.88%, 8/15/2026 (a)	1,000,000	928,900
Air Canada Pass Through Trust, Series 2020-2A, Class A, 4.13%, 5/15/2025 (a)	1,093,808	1,028,360
American Airlines Pass Through Trust, Series 2021-1, Class B, 3.95%, 7/11/2030	910,000	789,898
Burlington Northern Santa Fe LLC, 4.45%, 1/15/2053	2,000,000	1,821,673
Canadian Pacific Railway Co., Class B, 2.45%, 12/2/2031	1,000,000	875,443
CSX Corp., 5.50%, 4/15/2041	1,000,000	1,015,059
Dycom Industries, Inc., 4.50%, 4/15/2029 (a)	1,000,000	904,527
Norfolk Southern Corp., 5.05%, 8/1/2030	500,000	498,980
Norfolk Southern Corp., 4.55%, 6/1/2053	1,000,000	892,369
Seaspan Corp., 5.50%, 8/1/2029 (a)	1,000,000	816,370
Triton Container International Ltd., 3.25%, 3/15/2032	500,000	387,949
Union Pacific Corp., 3.20%, 5/20/2041	1,000,000	785,321
Union Pacific Corp., 2.95%, 3/10/2052	1,000,000	688,844
Union Pacific Corp., 3.50%, 2/14/2053	1,000,000	769,494
United Airlines Pass Through Trust, Series 2016-2B, Class B, 3.65%, 10/7/2025	528,935	492,766
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.88%, 1/15/2026	646,363	624,144
United Airlines Pass Through Trust, Series 2016-2, Class A, 3.10%, 4/7/2030	709,259	605,499
United Airlines, Inc., 4.38%, 4/15/2026 (a)	50,000	47,393
US Airways Pass Through Trust, Series 2011-1, Class A, 7.13%, 10/22/2023	294,978	295,276
US Airways Pass Through Trust, Series 2012-2, Class A, 4.63%, 6/3/2025	1,435,600	1,353,542
ZipRecruiter, Inc., 5.00%, 1/15/2030 (a)	500,000	426,710
		16,917,097
Materials — 1.93%
Alcoa Nederland Holding BV, 5.50%, 12/15/2027 (a)	1,000,000	971,053
Ball Corp., 2.88%, 8/15/2030	1,000,000	826,049
Bemis Co., Inc., 2.63%, 6/19/2030	500,000	413,873

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Berry Global, Inc., 5.63%, 7/15/2027 (a)	$1,000,000	$976,427
Canpack SA, 3.88%, 11/15/2029 (a)	500,000	402,283
Commercial Metals Co., 3.88%, 2/15/2031	500,000	434,535
Domtar Corp., 6.25%, 9/1/2042	1,000,000	610,266
Reynolds Group Issuer, Inc., 4.00%, 10/15/2027 (a)	1,000,000	901,545
WRKCo, Inc., 3.00%, 6/15/2033	250,000	203,400
		5,739,431
Real Estate — 0.67%
Iron Mountain, Inc., 4.88%, 9/15/2029 (a)	1,000,000	902,920
Iron Mountain, Inc., 5.25%, 7/15/2030 (a)	1,000,000	904,901
SBA Communications Corp., 3.88%, 2/15/2027 (a)	200,000	184,434
		1,992,255
Technology — 3.02%
Broadcom, Inc., 4.15%, 11/15/2030	1,000,000	919,904
Broadcom, Inc., 4.15%, 11/15/2030	500,000	459,952
Broadcom, Inc., 2.60%, 2/15/2033 (a)	1,000,000	779,461
Broadcom, Inc., 3.50%, 2/15/2041 (a)	1,000,000	745,408
HP, Inc., 6.00%, 9/15/2041	2,500,000	2,542,859
Jabil, Inc., 3.00%, 1/15/2031	1,000,000	850,045
Juniper Networks, Inc., 2.00%, 12/10/2030	500,000	387,775
Juniper Networks, Inc., 5.95%, 3/15/2041	700,000	680,806
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	1,000,000	871,527
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	1,000,000	748,630
		8,986,367
Utilities — 3.62%
AEP Texas, Inc., Series I, 2.10%, 7/1/2030	500,000	409,509
Appalachian Power Co., Series Z, 3.70%, 5/1/2050	1,000,000	746,429
Dayton Power & Light Co. (The), 3.95%, 6/15/2049	1,000,000	778,850
Dominion Energy, Inc., 4.35%, Perpetual (H15T5Y + 319.5bps)(b)	1,000,000	863,400
Duke Energy Progress LLC, 2.50%, 8/15/2050	1,000,000	618,039
Kentucky Utilities Co., 3.30%, 6/1/2050	1,000,000	716,059
NRG Energy, Inc., 4.45%, 6/15/2029 (a)	1,000,000	890,190
Pacific Gas and Electric Co., 4.25%, 3/15/2046	500,000	352,330
Pacific Gas and Electric Co., 3.50%, 8/1/2050	500,000	324,396
Pinnacle West Capital Corp., 1.30%, 6/15/2025	2,000,000	1,837,101
Southern California Edison Co., Series B, 4.88%, 3/1/2049	1,000,000	892,488
Topaz Solar Farms LLC, 5.75%, 9/30/2039 FIXED(a)	883,719	853,584
Union Electric Co., 3.90%, 4/1/2052	750,000	609,772
Vistra Operations Co. LLC, 4.38%, 5/1/2029 (a)	1,000,000	883,776
		10,775,923
Total Corporate Bonds and Notes
(Cost $168,541,871)		146,077,012

ASSET BACKED SECURITIES — 28.92%
ACC Auto Trust, Series 2021-A, Class B, 1.79%, 4/15/2027 (a)	2,000,000	1,977,721
ACC Trust, Series 2022-1, Class C, 3.24%, 10/20/2025 (a)	1,000,000	958,714

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
American Credit Acceptance Receivables Trust, Series 2019-3, Class F, 5.42%, 5/12/2026 (a)	$550,000	$549,288
American Credit Acceptance Receivables Trust, Series 2021-2, Class E, 2.54%, 7/13/2027 (a)	2,000,000	1,862,121
American Credit Acceptance Receivables Trust, Series 2021-3, Class E, 2.56%, 11/15/2027 (a)	3,000,000	2,778,395
American Credit Acceptance Receivables Trust, Series 2021-4, Class E, 3.12%, 2/14/2028 (a)	1,000,000	923,605
Amur Equipment Finance Receivables LLC, Series 2022-1A, Class E, 5.02%, 12/20/2028 (a)	750,000	665,249
CarNow Auto Receivables Trust, Series 2021-1A, Class D, 3.64%, 2/17/2026 (a)	1,000,000	981,156
Carvana Auto Receivables Trust, Series 2020-N1A, Class E, 5.20%, 7/15/2027 (a)	1,000,000	963,177
Carvana Auto Receivables Trust, Series 2021-N3, Class E, 3.16%, 6/12/2028 (a)	2,250,000	1,974,139
Carvana Auto Receivables Trust, Series 2021-N4, Class E, 4.53%, 9/11/2028 (a)	1,500,000	1,355,343
Carvana Auto Receivables Trust, Series 2022-N1, Class E, 6.01%, 12/11/2028 (a)	1,250,000	1,133,768
CCG Receivables Trust, Series 2020-1, Class D, 2.68%, 12/14/2027 (a)	1,281,000	1,238,558
Continental Credit Card ABS, Series 2019-1A, Class C, 6.16%, 8/15/2026 (a)	3,000,000	2,881,647
Continental Finance Credit Card ABS Master Trust, Series 2021-A, Class C, 4.02%, 12/17/2029 (a)	1,000,000	865,523
CPS Auto Receivables Trust, Series 2019-C, Class E, 4.30%, 7/15/2025 (a)	1,819,662	1,803,141
CPS Auto Receivables Trust, Series 2022-A, Class E, 4.88%, 4/16/2029 (a)	1,000,000	887,540
Dell Equipment Finance Trust, Series 2021-1, Class B, 0.71%, 5/22/2026 (a)	850,000	843,412
Dell Equipment Finance Trust, Series 2021-2, Class C, 0.94%, 12/22/2026 (a)	1,055,000	1,015,237
Dext ABS LLC, Series 2020-1, Class A, 1.46%, 2/16/2027 (a)	769	769
DLLST LLC, Series 2022-1A, Class A3, 3.40%, 1/21/2025 (a)	770,000	759,069
Donlen Fleet Lease Funding, Series 2021-2, Class A2, 0.56%, 12/11/2034 (a)	654,776	639,339
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18%, 10/15/2026	223,505	222,522
DT Auto Owner Trust, Series 2020-2A, Class D, 4.73%, 3/16/2026 (a)	500,000	492,859
DT Auto Owner Trust, Series 2021-2A, Class E, 2.97%, 7/17/2028 (a)	1,000,000	935,922
DT Auto Owner Trust, Series 2021-4A, Class E, 3.34%, 7/17/2028 (a)	1,000,000	881,082
DT Auto Owner Trust, Series 2022-1A, Class E, 5.53%, 3/15/2029 (a)	1,000,000	937,407

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Encina Equipment Finance LLC, Series 2022-1A, Class D, 6.00%, 1/15/2030 (a)	$1,000,000	$959,458
Enterprise Fleet Financing LLC, Series 2021-1, Class A3, 0.70%, 12/21/2026 (a)	600,000	566,674
Enterprise Fleet Financing LLC, Series 2021-3, Class A2, 0.77%, 8/20/2027 (a)	520,873	501,899
Enterprise Fleet Financing LLC, Series 2021-3, Class A2, 4.38%, 7/20/2029 (a)	470,585	461,361
Exeter Automobile Receivables Trust, Series 2021-4A, Class E, 4.02%, 1/17/2028 (a)	2,000,000	1,772,878
Exeter Automobile Receivables Trust, Series 2021-1A, Class E, 2.21%, 2/15/2028 (a)	1,155,000	1,058,705
Exeter Automobile Receivables Trust, Series 2021-2A, Class E, 2.90%, 7/17/2028 (a)	1,000,000	903,091
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56%, 7/17/2028	1,000,000	955,106
Exeter Automobile Receivables Trust, Series 2021-3A, Class E, 3.04%, 12/15/2028 (a)	1,000,000	887,620
Exeter Automobile Receivables Trust, Series 2022-1A, Class E, 5.02%, 10/15/2029 (a)	2,000,000	1,776,475
First Investors Auto Owner Trust, Series 2019-2A, Class F, 5.69%, 7/15/2026 (a)	2,000,000	1,978,636
First Investors Auto Owner Trust, Series 2021-2A, Class D, 1.66%, 12/15/2027 (a)	840,000	754,755
Flagship Credit Auto Trust, Series 2018-3, Class E, 5.28%, 12/15/2025 (a)	2,000,000	1,976,454
Flagship Credit Auto Trust, Series 2021-3, Class D, 1.65%, 9/15/2027 (a)	1,000,000	885,263
Flagship Credit Auto Trust, Series 2021-2, Class E, 3.16%, 9/15/2028 (a)	1,150,000	968,133
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class E, 2.98%, 4/15/2027 (a)	1,270,000	1,200,355
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class E, 3.35%, 10/15/2027 (a)	500,000	454,562
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class D, 3.07%, 5/15/2028 (a)	1,000,000	921,809
Foursight Capital Automobile Receivables Trust, Series 2022-2, Class C, 5.75%, 8/15/2028 (a)	1,000,000	978,653
GCI Funding I LLC, Series 2021-1, Class A, 2.38%, 6/18/2046 (a)	803,528	681,679
Global SC Finance VII Srl, Series 2020-1A, Class A, 2.17%, 10/17/2040 (a)	342,724	305,860
GLS Auto Receivables Issuer Trust, Series 2019-3A, Class D, 3.84%, 5/15/2026 (a)	3,000,000	2,950,312
GLS Auto Receivables Issuer Trust, Series 2021-1A, Class E, 3.14%, 1/18/2028 (a)	2,750,000	2,592,613
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class E, 3.20%, 10/16/2028 (a)	1,000,000	902,928

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
GLS Auto Receivables Issuer Trust, Series 2021-4A, Class E, 4.43%, 10/16/2028 (a)	$1,000,000	$916,233
GLS Auto Receivables Issuer Trust, Series 2022-1A, Class E, 5.64%, 5/15/2029 (a)	1,000,000	927,065
Helios Issuer LLC, Series 2021-A, Class B, 3.15%, 2/20/2048 (a)	759,853	594,437
HERO Funding Trust, Series 2021-1A, Class B, 4.00%, 9/20/2051 (a)	358,946	321,653
ITE Rail Fund Levered LP, Series 2021-3A, Class A, 2.21%, 6/28/2051 (a)	911,723	788,335
Loanpal Solar Loan Ltd., Series 2021-3GS, Class C, 3.50%, 12/20/2047 (a)	882,534	560,015
Loanpal Solar Loan Ltd., Series 2021-2GS, Class C, 3.50%, 3/20/2048 (a)	934,696	590,637
Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/2045 (a)	1,944,454	1,841,682
Mosaic Solar Loan Trust, Series 2021-1A, Class D, 3.71%, 12/20/2046 (a)	705,631	609,510
Octane Receivables Trust, Series 2021-2A, Class A, 1.21%, 9/20/2028 (a)	768,923	740,733
Octane Receivables Trust, Series 2022-2A, Class D, 7.70%, 2/20/2030 (a)	1,000,000	999,770
OneMain Financial Issuance Trust, Series 2018-2A, Class A, 3.57%, 3/14/2033 (a)	710,117	700,971
Prestige Auto Receivables Trust, Series 2020-1A, Class E, 3.67%, 2/15/2028 (a)	1,365,000	1,320,481
Purchasing Power Funding LLC, Series 2021-A, Class C, 2.53%, 10/15/2025 (a)	1,000,000	995,979
Reach Financial LLC, Series 2022-1A, Class A, 3.76%, 11/15/2029 (a)	364,712	360,813
Reach Financial LLC, Series 2022-2A, Class A, 6.63%, 5/15/2030 (a)	315,695	315,549
Regatta VI Funding Ltd., Series 2016-1A, Class CR2, 7.74%, 4/20/2034 (3MO LIBOR + 215.0bps)(b)	1,000,000	979,272
Regatta XVIII Funding Ltd., Series 2021-1A, Class C, 7.32%, 1/15/2034 (3MO LIBOR + 175.0bps)(a),(b)	1,000,000	974,748
Santander Drive Auto Receivables Trust, Series 2022-3, Class A3, 3.40%, 12/15/2026	820,270	810,774
Sapphire Aviation Finance I Ltd., Series 2018-1A, Class C, 7.39%, 3/15/2040 (a)	3,268,837	507,323
SCF Equipment Leasing LLC, Series 2019-2A, Class B, 2.76%, 8/20/2026 (a)	1,000,000	967,768
SCF Equipment Leasing LLC, Series 2021-1A, Class E, 3.56%, 8/20/2032 (a)	750,000	672,785
TAL Advantage VII LLC, Series 2020-1A, Class A, 2.05%, 9/20/2045 (a)	702,500	618,451
Textainer Marine Containers Ltd., Series 2021-3A, Class A, 1.94%, 8/20/2046 (a)	1,016,000	835,860
Towd Point Asset Trust, Series 2021-SL1, Class A2, 6.07%, 11/20/2061 (1MO LIBOR + 70.0bps)(a),(b)	554,969	552,874
Trinity Rail Leasing 2021 LLC, Series 2021-1A, Class B, 3.08%, 7/19/2051 (a)	500,000	406,182

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Triton Container Finance VIII LLC, Series 2020-1A, Class A, 2.11%, 9/20/2045 (a)	$759,167	$656,387
TRP LLC, Series 2021-2, Class B, 3.08%, 6/19/2051 (a)	950,000	794,595
United Auto Credit Securitization Trust, Series 2021-1, Class E, 2.58%, 6/10/2026 (a)	3,250,000	3,166,116
United Auto Credit Securitization Trust, Series 2022-1, Class E, 5.00%, 11/10/2028 (a)	1,000,000	900,861
US Auto Funding LLC, Series 2021-1A, Class C, 2.20%, 5/15/2026 (a)	1,125,000	1,058,758
US Auto Funding LLC, Series 2021-1A, Class E, 6.32%, 9/15/2028 (a)	500,000	304,239
USQ Rail II LLC, Series 2021-3, Class B, 2.98%, 6/28/2051 (a)	500,000	414,210
Westlake Automobile Receivables Trust, Series 2021-3A, Class E, 3.42%, 4/15/2027 (a)	1,000,000	924,798

Total Asset Backed Securities
(Cost $93,929,093)		86,051,846

U.S. GOVERNMENT & AGENCIES — 15.10%
Fannie Mae, Pool #BP2175, 3.00%, 2/1/2035	253,842	237,681
Fannie Mae, Pool #FS2989, 2.00%, 8/1/2037	932,656	825,476
Fannie Mae, Pool #MA4915, 5.00%, 2/1/2038	908,093	902,230
Fannie Mae, Pool #BR2084, 1.90%, 6/1/2051 (b)	697,264	628,962
Fannie Mae, Pool #MA4354, 1.50%, 6/1/2051	878,391	677,014

Fannie Mae, Pool #BT3256, 2.50%, 7/1/2051	898,387	759,878
Fannie Mae, Pool #BT1339, 2.50%, 7/1/2051	1,740,993	1,472,176
Fannie Mae, Pool #BT1314, 2.50%, 7/1/2051	579,132	490,257
Fannie Mae, Pool #BQ7422, 2.50%, 8/1/2051	862,670	729,384
Fannie Mae, Pool #CB2670, 3.00%, 1/1/2052	937,541	821,115
Fannie Mae, Pool #FS1428, 4.00%, 4/1/2052	1,728,643	1,615,900
Fannie Mae, Pool # MA4732, 4.00%, 9/1/2052	954,664	891,926
Fannie Mae, Pool #CB5536, 5.00%, 1/1/2053	1,945,992	1,908,434
Fannie Mae, Pool #MA4932, 3.00%, 1/1/2053	971,562	850,974
Fannie Mae, Pool #MA4918, 5.00%, 2/1/2053	968,247	946,258
Fannie Mae, Pool #MA4941, 5.00%, 3/1/2053	984,193	962,359
Fannie Mae, Pool #MA5009, 5.00%, 5/1/2053	985,081	962,709
Fannie Mae, Pool #MA5071, 5.00%, 7/1/2053	1,993,338	1,948,068
Federal Agricultural Mortgage Corp., 3.05%, 6/29/2032	500,000	449,449
Federal Farm Credit Bank, 2.13%, 5/21/2040	1,000,000	662,793
Federal Farm Credit Bank, 1.95%, 8/13/2040	1,000,000	645,322
Federal Farm Credit Bank, 2.07%, 12/21/2040	500,000	324,186
Federal Home Loan Bank, 2.01%, 7/16/2040	1,000,000	648,514

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Federal Home Loan Mortgage Corp., 1.75%, 7/27/2035	$1,500,000	$1,076,478
Freddie Mac, Pool #RD5138, 5.00%, 1/1/2033	884,552	879,566
Freddie Mac, Pool #SB8509, 2.00%, 1/1/2036	688,387	613,003
Freddie Mac, Pool #QO0931, 4.00%, 10/1/2037	604,545	583,362
Freddie Mac, Pool #RB5135, 2.00%, 10/1/2041	870,356	735,645
Freddie Mac, Pool #RB5182, 4.00%, 9/1/2042	936,785	888,431
Freddie Mac, Pool #RA2314, 3.50%, 3/1/2050	369,038	338,236
Freddie Mac, Pool #RA2657, 3.50%, 5/1/2050	778,934	713,648
Freddie Mac, Pool #SD0430, 2.50%, 8/1/2050	617,636	525,372
Freddie Mac, Pool #QC3907, 2.50%, 7/1/2051	850,134	718,780
Freddie Mac, Pool #QC5859, 3.00%, 8/1/2051	818,626	717,723
Freddie Mac, Pool #SD8267, 5.00%, 11/1/2052	950,987	930,141
Freddie Mac, Pool #QF5251, 5.50%, 1/1/2053	944,562	938,837
Freddie Mac, Pool #SD8288, 5.00%, 1/1/2053	965,189	943,283
Freddie Mac, Pool #SD2334, 5.00%, 2/1/2053	976,754	956,384
Freddie Mac, Pool #SD8297, 4.00%, 2/1/2053	1,955,308	1,826,100

Freddie Mac, Pool #SD8305, 4.00%, 3/1/2053	976,763	912,217
Freddie Mac, Pool #SD2642, 5.50%, 4/1/2053	975,835	969,847
Freddie Mac, Pool #SD8322, 4.50%, 5/1/2053	985,715	944,144
Freddie Mac, Pool #QG3333, 5.00%, 5/1/2053	1,995,160	1,949,849
Freddie Mac, Pool #SD8323, 5.00%, 5/1/2053	987,464	965,795
Freddie Mac, Pool #SD8323, 5.00%, 5/1/2053	981,315	959,029
United States Treasury Note, 0.75%, 3/31/2026	5,000,000	4,469,141

Total U.S. Government & Agencies
(Cost $48,681,099)		44,916,076

COLLATERALIZED LOAN OBLIGATIONS — 5.82%
Apex Credit CLO Ltd., Series 2018-1A, Class B, 7.21%, 4/25/2031 (3MO LIBOR + 160.0bps)(a),(b)	1,190,000	1,144,657
Apex Credit CLO Ltd., Series 2018-2A, Class C2R, 8.19%, 10/20/2031 (3MO LIBOR + 260.0bps)(a),(b)	420,000	405,775
Atrium XII, Series 2012-A, Class CR, 7.26%, 4/22/2027 (3MO LIBOR + 165.0bps)(a),(b)	2,500,000	2,476,937
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class BRR, 7.74%, 4/20/2034 (3MO LIBOR + 215.0bps)(a),(b)	250,000	243,422

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class C, 7.02%, 1/15/2035 (3MO LIBOR + 215.0bps)(a),(b)	$1,000,000	$977,351
Carlyle Global Market Strategies CLO, Series 2017-1A, Class BR, 7.79%, 4/20/2031 (3MO LIBOR + 220.0bps)(a),(b)	1,000,000	968,371
Carlyle Global Market Strategies CLO, Series 2016-3A, Class CRR, 7.79%, 7/20/2034 (3MO LIBOR + 220.0bps)(a),(b)	375,000	367,040
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A2, 7.83%, 5/22/2039 (3MO LIBOR + 245.0bps)(a),(b)	3,000,000	2,850,000
HPS Loan Management Ltd., Series 2010A-16, Class BRR, 7.64%, 4/20/2034 (3MO LIBOR + 205.0bps)(a),(b)	1,000,000	978,705
HPS Loan Management Ltd., Series 2010A-16, Class X, 6.49%, 4/20/2034 (3MO LIBOR + 90.0bps)(a)	571,429	571,165
Madison Park Funding XXI Ltd., Series 2016-21A, Class BRR, 7.77%, 10/15/2032 (3MO LIBOR + 220.0bps)(a),(b)	1,000,000	987,508
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class C, 7.47%, 7/17/2034 (3MO LIBOR + 190.0bps)(a),(b)	1,000,000	977,339

Palmer Square CLO Ltd., Series 2022-1A, Class C, 7.38%, 4/20/2035 (TSFR3M + 205.0bps)(a),(b)	1,000,000	976,237
Rockford Tower CLO Ltd., Series 2019-2A, Class CR, 7.38%, 8/20/2032 (3MO LIBOR + 200.0bps)(a),(b)	1,000,000	977,442
Symphony CLO Ltd., Series 2016-17A, Class BR, 6.77%, 4/15/2028 (3MO LIBOR + 120.0bps)(a)	1,000,000	999,316
Venture CLO Ltd., Series 2018-31A, Class C1, 7.54%, 4/20/2031 (3MO LIBOR + 195.0bps)(a),(b)	1,000,000	944,435
Wind River CLO Ltd., Series 2016-1KRA, Class CR2, 7.92%, 10/15/2034 (3MO LIBOR + 235.0bps)(a),(b)	500,000	472,374

Total Collateralized Loan Obligations
(Cost $17,697,329)		17,318,074

Total Investments — 98.93%
(Cost $328,849,392)		294,363,008
Other Assets in Excess of Liabilities — 1.07%		3,179,647
Net Assets — 100.00%		$297,542,655

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total fair value of these securities as July 31, 2023 was $159,093,371, representing 53.47% of net assets.

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of July 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(c)	In default

PIK — Payment-in-kind security

MTN — Medium Term Note

The accompanying notes are an integral part of these financial statements.

Yorktown Short Term Bond Fund

SCHEDULE OF INVESTMENTS

July 31, 2023

(Unaudited)

Fund Holdings (as a percentage of net assets)

Corporate Bonds and Notes	46.26%
Asset Backed Securities	30.94%
U.S. Government & Agencies	15.25%
Collateralized Loan Obligations	6.87%
Other	0.68%
100.00%

	Principal Amount	Fair Value
CORPORATE BONDS AND NOTES — 46.26%
Communications — 1.42%
Expedia Group, Inc., 5.00%, 2/15/2026	$213,000	$211,196
NBN Co. Ltd., MTN, 1.45%, 5/5/2026 (a),(b)	1,000,000	900,760
Verizon Communications, Inc., 6.42%, 5/15/2025 (3MO LIBOR + 110.0bps)(a)	2,000,000	2,016,484
Verizon Communications, Inc., 6.09%, 3/20/2026 (SOFR + 79.0bps)	1,000,000	1,010,670
		4,139,110
Consumer Discretionary — 3.23%
eBay, Inc., 1.40%, 5/10/2026	500,000	452,555
Ford Motor Credit Co., LLC, 3.38%, 11/13/2025	1,000,000	935,878
General Motors Financial Co., Inc., 1.20%, 10/15/2024	1,000,000	948,136
General Motors Financial Co., Inc., 3.80%, 4/7/2025	1,000,000	971,257
General Motors Financial Co., Inc., 1.25%, 1/8/2026	1,000,000	901,553
General Motors Financial Co., Inc., 1.50%, 6/10/2026	1,000,000	891,614
Hyundai Capital America, 1.00%, 9/17/2024 (b)	500,000	472,812
Kia Corp., 1.00%, 4/16/2024 (b)	1,000,000	965,481
Nissan Motor Acceptance Co., LLC, 1.13%, 9/16/2024 (b)	500,000	470,974
Nissan Motor Co. Ltd., 3.52%, 9/17/2025 (b)	2,000,000	1,888,718
Volkswagen Group of America Finance LLC, 0.88%, 11/22/2023 (b)	500,000	492,161
		9,391,139
Consumer Staples — 1.51%
7-Eleven, Inc., 0.80%, 2/10/2024 (b)	1,000,000	973,126
JBS USA LUX SA, 5.13%, 2/1/2028 (b)	1,000,000	971,418
JDE Peet’s NV, 1.38%, 1/15/2027 (b)	250,000	218,101
Mitsubishi Corp., 1.13%, 7/15/2026 (b)	500,000	443,538
Mondelez International Holdings Netherlands BV, 1.25%, 9/24/2026 (b)	1,000,000	881,270
Viterra Finance BV, 2.00%, 4/21/2026 (b)	1,000,000	896,641
		4,384,094
Financials — 22.53%
AerCap Ireland Capital, 3.50%, 1/15/2025	2,000,000	1,930,977
AerCap Ireland Capital DAC, 1.65%, 10/29/2024	1,000,000	945,230
Air Lease Corp., 0.80%, 8/18/2024	1,000,000	948,172
Air Lease Corp., 1.88%, 8/15/2026	500,000	448,298
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	1,800,000	1,734,893
Antares Holdings LP, 3.95%, 7/15/2026 (b)	1,500,000	1,322,276
Athene Global Funding, 1.20%, 10/13/2023 (b)	1,000,000	989,055

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Athene Global Funding, 2.75%, 6/25/2024 (b)	$1,250,000	$1,209,169
Athene Global Funding, 5.86%, 8/19/2024 (SOFR + 56.0bps)(a),(b)	1,000,000	985,834
Athene Global Funding, 6.02%, 1/7/2025 (SOFR + 71.5bps)(a),(b)	1,000,000	979,752
Aviation Capital Group LLC, 4.38%, 1/30/2024 (b)	925,000	911,960
Aviation Capital Group LLC, 1.95%, 1/30/2026 (b)	1,000,000	898,972
Avolon Holdings Funding Ltd., 2.13%, 2/21/2026 (b)	2,000,000	1,794,796
Banco Santander SA, 2.75%, 5/28/2025	1,000,000	946,609
Banco Santander SA, 5.15%, 8/18/2025	1,000,000	987,235
BPCE SA, 2.38%, 1/14/2025 (b)	500,000	471,810
Brighthouse Financial Global Funding, MTN, 6.06%, 4/12/2024 (SOFR +76.0bps)(a),(b)	1,000,000	992,757
Capital One Financial Corp., 5.99%, 12/6/2024 (SOFR + 69.0bps)(a)	1,000,000	986,317
Citigroup, Inc., 6.07%, 6/9/2027 (SOFR + 77.0bps)(a)	1,000,000	992,178
CNO Global Funding, 1.75%, 10/7/2026 (b)	500,000	443,476
Equitable Financial Life Global Funding, 1.40%, 7/7/2025 (b)	1,000,000	915,299
Equitable Financial Life Global Funding, 1.00%, 1/9/2026 (b)	500,000	445,120
Equitable Financial Life Global Funding, 1.70%, 11/12/2026 (b)	1,000,000	876,906
F&G Global Funding, 0.90%, 9/20/2024 (b)	500,000	467,713
GA Global Funding Trust, 1.00%, 4/8/2024 (b)	1,000,000	958,134
GA Global Funding Trust, 1.63%, 1/15/2026 (b)	1,000,000	894,444
GE Capital International Funding Co., 3.37%, 11/15/2025	200,000	189,816
Goldman Sachs Group, Inc. (The), 6.11%, 3/9/2027 (SOFR + 81.0bps)(a)	1,000,000	986,836
Goldman Sachs Group, Inc. (The), 6.22%, 10/21/2027 (SOFR + 92.0bps)(a)	2,000,000	1,968,642
HSBC Holdings PLC, 4.25%, 3/14/2024	1,000,000	988,192
HSBC Holdings PLC, 4.25%, 8/18/2025	1,313,000	1,269,387
HSBC Holdings PLC, 6.53%, 9/12/2026 (3MO LIBOR + 138.0bps)(a)	1,500,000	1,510,593
Huntington Bancshares, Inc., 2.63%, 8/6/2024	1,000,000	966,963
ING Groep NV, 6.31%, 4/1/2027 (SOFR + 101.0bps)(a)	2,000,000	1,970,257
Intesa Sanpaolo SpA, 3.25%, 9/23/2024 (b)	4,000,000	3,856,455
Jackson Financial, Inc., 1.13%, 11/22/2023	1,000,000	985,372
JPMorgan Chase & Co., 4.08%, 4/26/2026 (SOFR + 132.0bps)(a)	1,000,000	976,945
JPMorgan Chase & Co., 6.19%, 4/22/2027 (SOFR + 88.5bps)(a)	2,000,000	1,999,536
JPMorgan Chase & Co., 6.48%, 2/24/2028 (SOFR + 118.0bps)(a)	1,000,000	1,004,429
Lloyds Banking Group PLC, 4.58%, 12/10/2025 (b)	250,000	241,145
Met Tower Global Funding, MTN, 1.25%, 9/14/2026 (b)	1,000,000	877,030
Mitsubishi UFJ Financial Group, Inc., 1.41%, 7/17/2025	1,000,000	922,345

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Mitsubishi UFJ Financial Group, Inc., 0.95%, 7/19/2025 (H15T1Y + 55.0bps)(a)	$1,000,000	$951,269
Nomura Holdings, Inc., 1.65%, 7/14/2026	1,000,000	886,023
Nordea Bank Abp, MTN, 1.50%, 9/30/2026 (b)	1,000,000	881,165
Pricoa Global Funding I, MTN, 1.20%, 9/1/2026 (b)	500,000	441,497
Principal Life Global Funding II, MTN, 1.50%, 11/17/2026 (b)	1,000,000	872,208
Protective Life Global Funding, MTN, 1.30%, 9/20/2026 (b)	500,000	437,748
Royal Bank of Canada, MTN, 6.01%, 1/21/2027 (SOFR + 71.0bps)(a)	1,000,000	985,713
Santander Holdings USA, Inc., 3.50%, 6/7/2024	2,500,000	2,441,739
Santander UK PLC, 5.00%, 11/7/2023 (b)	1,000,000	995,331
Security Benefit Global Funding, MTN, 1.25%, 5/17/2024 (b)	1,000,000	955,780
SMBC Aviation Capital Finance DAC, 1.90%, 10/15/2026 (b)	1,000,000	883,341
Societe Generale SA, 5.00%, 1/17/2024 (b)	2,000,000	1,985,250
Societe Generale SA, 4.25%, 4/14/2025 (b)	3,000,000	2,893,866
Societe Generale SA, 6.35%, 1/21/2026 (SOFR + 105.0bps)(a),(b)	500,000	499,047
Societe Generale SA, MTN, 1.79%, 6/9/2027 (H15T5Y + 100.0bps)(a),(b)	1,000,000	883,148
Sumitomo Mitsui Financial Group, Inc., 1.47%, 7/8/2025	500,000	461,829
Sumitomo Mitsui Financial Group, Inc., 6.18%, 1/14/2027 (SOFR + 88.0bps)(a)	1,000,000	989,035
Sumitomo Mitsui Trust Bank Ltd., MTN, 0.85%, 3/25/2024 (b)	1,000,000	968,266
		65,603,580
Health Care — 1.51%
Highmark, Inc., 1.45%, 5/10/2026 (b)	500,000	446,603
McKesson Corp., Class B, 1.30%, 8/15/2026	1,000,000	895,125
PerkinElmer, Inc., 0.85%, 9/15/2024	1,260,000	1,191,319
Viatris, Inc., 1.65%, 6/22/2025	1,000,000	925,462
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/2024	1,000,000	947,583
		4,406,092
Industrials — 5.58%
Air Canada Pass Through Trust, Series 2013-1, Class A, 4.13%, 5/15/2025 (b)	1,066,463	1,002,651
Air Canada Pass Through Trust, Series 2017-1, Class B, 3.70%, 7/15/2026 (b)	510,582	474,507
Air Canada Pass Through Trust, Series 2020-2, Class A, 5.25%, 10/1/2030 (b)	233,152	227,361
American Airlines Pass Through Trust, Series 2014-1, Class A, 3.70%, 10/1/2026	1,748,835	1,603,823
Ashtead Capital, Inc., 1.50%, 8/12/2026 (b)	1,000,000	880,132
Boeing Co. (The), 1.43%, 2/4/2024	1,100,000	1,074,889
Boeing Co. (The), 2.20%, 2/4/2026	1,000,000	923,246
British Airways Pass Through Trust, Series 2013-1, Class A, 4.63%, 6/20/2024 (b)	566,724	559,339
CNH Industrial Capital LLC, 1.88%, 1/15/2026	1,000,000	917,036
Penske Truck Leasing Co. LP, 1.20%, 11/15/2025 (b)	1,000,000	897,591

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Penske Truck Leasing Co. LP, 1.70%, 6/15/2026 (b)	$1,000,000	$888,459
Stanley Black & Decker, Inc., 2.30%, 2/24/2025	1,000,000	949,950
Triton Container International Ltd., 1.15%, 6/7/2024 (b)	1,000,000	953,157
Triton Container International Ltd., 2.05%, 4/15/2026 (b)	1,000,000	882,982
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.88%, 1/15/2026	646,363	624,144
United Airlines Pass Through Trust, Series 2020-1, Class A, 5.88%, 10/15/2027	682,833	680,302
United Airlines Pass Through Trust, Series 2016-1, Class A, 3.45%, 7/7/2028	683,407	602,423
US Airways Pass Through Trust, Series 2012-2, Class A, 4.63%, 6/3/2025	42,823	40,376
US Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 11/15/2025	1,233,053	1,163,491
Vontier Corp., 1.80%, 4/1/2026	1,000,000	895,560
		16,241,419
Materials — 2.16%
Berry Global, Inc., 1.57%, 1/15/2026	1,000,000	907,244
Berry Global, Inc., 1.65%, 1/15/2027	2,000,000	1,737,328
Graphic Packaging International LLC, 1.51%, 4/15/2026 (b)	1,000,000	893,901
Sealed Air Corp., 1.57%, 10/15/2026 (b)	1,000,000	885,617
Sherwin-Williams Co. (The), 4.05%, 8/8/2024	1,000,000	983,357
Silgan Holdings, Inc., 1.40%, 4/1/2026 (b)	1,000,000	887,991
		6,295,438
Real Estate — 1.24%
American Tower Corp., 1.60%, 4/15/2026	500,000	450,819
SBA Tower Trust, Series 2019-1, Class C, 2.84%, 1/15/2025 (b)	1,500,000	1,429,382
SBA Tower Trust, 1.84%, 10/15/2051 (b)	2,000,000	1,725,782
		3,605,983
Technology — 4.01%
Arrow Electronic, Inc., 4.00%, 4/1/2025	1,000,000	971,007
Broadcom, Inc., 3.63%, 10/15/2024	2,000,000	1,949,165
DXC Technology Co., 1.80%, 9/15/2026	500,000	440,324
Global Payments, Inc., 1.20%, 3/1/2026	1,000,000	894,577
Jabil, Inc., 1.70%, 4/15/2026	1,000,000	900,671
Juniper Networks, Inc., 1.20%, 12/10/2025	1,000,000	901,078
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	1,205,000	1,050,190
Marvell Technology, Inc., 1.65%, 4/15/2026	1,000,000	905,537
Microchip Technology, Inc., 0.98%, 9/1/2024	1,000,000	949,421
Oracle Corp., 1.65%, 3/25/2026	1,000,000	912,813
Qorvo, Inc., 1.75%, 12/15/2024 (b)	500,000	468,692
Western Union Co. (The), 1.35%, 3/15/2026	1,000,000	894,161
Wipro IT Services LLC, 1.50%, 6/23/2026 (b)	500,000	447,301
		11,684,937
Utilities — 3.07%
AES Corp. (The), 1.38%, 1/15/2026	1,000,000	904,402
Ameren Corp., 1.95%, 3/15/2027	500,000	448,652
American Electric Power Co., Inc., 2.03%, 3/15/2024	1,000,000	976,224
Duke Energy Corp., 4.30%, 3/15/2028	1,000,000	964,880

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Edison International, 4.70%, 8/15/2025	$500,000	$489,765
Enel Finance International NV, 2.65%, 9/10/2024	1,000,000	965,062
Enel Finance International NV, 1.38%, 7/12/2026 (b)	1,000,000	889,204
Eversource Energy, 1.40%, 8/15/2026	500,000	444,352
NextEra Energy Capital Holdings, Inc., 2.94%, 3/21/2024	1,000,000	982,045
NextEra Energy Capital Holdings, Inc., 1.88%, 1/15/2027	1,000,000	897,869
Southern Co. (The), 4.48%, 8/1/2024	1,000,000	985,429
		8,947,884
Total Corporate Bonds and Notes
(Cost $142,876,312)		134,699,676

ASSET BACKED SECURITIES — 30.94%
321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 5.54%, 3/15/2042 (1MO LIBOR + 20.0bps)(a),(b)	2,138,443	2,087,516
321 Henderson Receivables I LLC, Series 2004-A, Class A1, 5.69%, 9/15/2045 (1MO LIBOR + 35.0bps)(a),(b)	188,965	187,099
ACC Trust, Series 2022-1, Class B, 2.55%, 2/20/2025 (b)	1,000,000	984,545
Access Group, Inc., Series 2013-1, Class A, 5.68%, 2/25/2036 (1MO LIBOR + 50.0bps)(a),(b)	241,244	235,221
American Credit Acceptance Receivables Trust, Series 2020-1, Class D, 2.39%, 3/13/2026 (b)	351,405	348,984
American Credit Acceptance Receivables Trust, Series 2021-2, Class D, 1.34%, 7/13/2027 (b)	2,250,000	2,140,114
American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34%, 11/15/2027 (b)	2,455,000	2,312,572
American Credit Acceptance Receivables Trust, Series 2021-4, Class D, 1.82%, 2/14/2028 (b)	1,250,000	1,183,225
BHG Securitization Trust, Series 2021-A, Class A, 1.42%, 11/17/2033 (b)	429,757	401,648
Brazos Education Loan Authority, Inc., Series 2021-1, Class A1B, 5.99%, 11/25/2071 (1MO LIBOR + 58.0bps)(a)	1,345,785	1,350,521
Capital Automotive REIT, Series 2022-1A, Class A1, 3.35%, 3/15/2052 (b)	946,667	824,692
CarMax Auto Owner Trust, Series 2020-4, Class D, 1.75%, 4/15/2027	1,000,000	934,792
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28%, 7/15/2027	1,625,000	1,492,790
CarMax Auto Owner Trust, Series 2021-2, Class D, 1.55%, 10/15/2027	1,000,000	918,792
CarMax Auto Owner Trust, Series 2021-3, Class D, 1.50%, 1/18/2028	750,000	670,717
CarMax Auto Owner Trust, Series 2021-4, Class D, 1.48%, 3/15/2028	2,209,000	1,945,552

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
CarMax Auto Owner Trust, Series 2022-1, Class D, 2.47%, 7/17/2028	$500,000	$453,015
Carvana Auto Receivables Trust, Series 2019-4A, Class D, 3.07%, 7/15/2025 (b)	221,530	219,708
Carvana Auto Receivables Trust, Series 2020-P1, Class D, 1.82%, 9/8/2027	1,000,000	895,951
Carvana Auto Receivables Trust, Series 2021-N2, Class D, 1.27%, 3/10/2028	538,463	515,494
Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.13%, 12/11/2028 (b)	2,231,000	2,090,630
Carvana Auto Receivables Trust, Series 2022-P2, Class D, 6.28%, 5/10/2029	1,000,000	989,432
CCG Receivables Trust, Series 2020-1, Class D, 2.68%, 12/14/2027 (b)	2,500,000	2,417,170
CLI Funding LLC, Series 2020-1A, Class A, 2.08%, 9/18/2045 (b)	1,417,000	1,235,002
CLI Funding LLC, Series 2020-3X, Class A, 2.07%, 10/18/2045	136,333	118,773
CLI Funding LLC, Series 2022-1A, Class A1, 2.72%, 1/18/2047 (b)	871,467	744,337
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class A, 2.24%, 12/15/2028 (b)	500,000	483,501
Continental Finance Credit Card ABS Master Trust, Series 2021-A, Class A, 2.55%, 12/17/2029 (b)	1,000,000	920,840
CPS Auto Receivables Trust, Series 2021-D, Class C, 1.59%, 12/15/2027 (b)	1,000,000	962,096
CPS Auto Receivables Trust, Series 2022-A, Class D, 2.84%, 4/16/2029 (b)	3,000,000	2,780,597
Credit Acceptance Auto Loan Trust, Series 2020-3A, Class C, 2.28%, 2/15/2030 (b)	1,050,000	1,020,557
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.63%, 9/16/2030 (b)	1,500,000	1,396,860
Crossroads Asset Trust, Series 2021-A, Class C, 1.44%, 1/20/2026 (b)	625,000	613,106
Crossroads Asset Trust, Series 2021-A, Class D, 2.52%, 1/20/2026 (b)	500,000	480,251
Dell Equipment Finance Trust, Series 2021-2, Class D, 1.21%, 6/22/2027 (b)	500,000	471,703
Dell Equipment Finance Trust, Series 2023-2, Class C, 6.06%, 1/22/2029 (b)	523,000	521,105
Dividend Solar Loans LLC, Series 2017-1, Class B, 5.25%, 3/22/2038 (b)	911,646	786,759
Drive Auto Receivables Trust, Series 2020-1, Class D, 2.70%, 5/17/2027	78,328	77,186
DT Auto Owner Trust, Series 2019-4A, Class D, 2.85%, 7/15/2025 (b)	259,438	256,726
DT Auto Owner Trust, Series 2020-2A, Class C, 3.28%, 3/16/2026 (b)	167,680	166,531
DT Auto Owner Trust, Series 2021-3A, Class D, 1.31%, 5/17/2027 (b)	2,000,000	1,818,340
DT Auto Owner Trust, Series 2022-1A, Class D, 3.40%, 12/15/2027 (b)	1,000,000	937,557

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
ECMC Group Student Loan Trust, Series 2018-2A, Class A, 5.98%, 9/25/2068 (1MO LIBOR + 80.0bps)(a),(b)	$306,722	$299,350
Edsouth Indenture No. 6 LLC, Series 2014-2, Class A, 5.86%, 5/25/2039 (1MO LIBOR + 68.0bps)(a),(b)	289,169	285,237
Encina Equipment Finance LLC, Series 2021-1A, Class C, 1.39%, 6/15/2027 (b)	500,000	488,111
Exeter Automobile Receivables Trust, Series 2019-1A, Class D, 4.13%, 12/16/2024 (b)	10,180	10,171
Exeter Automobile Receivables Trust, Series 2020-2A, Class D, 4.73%, 4/15/2026 (b)	59,004	58,633
Exeter Automobile Receivables Trust, Series 2019-3A, Class E, 4.00%, 8/17/2026 (b)	1,000,000	981,601
Exeter Automobile Receivables Trust, Series 2021-1A, Class D, 1.08%, 11/16/2026	500,000	475,231
Exeter Automobile Receivables Trust, Series 2021-1A, Class E, 2.21%, 2/15/2028 (b)	2,000,000	1,833,256
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69%, 6/15/2029	1,020,000	1,016,835
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.62%, 3/15/2027 (b)	500,000	465,922
First Investors Auto Owner Trust, Series 2021-2A, Class D, 1.66%, 12/15/2027 (b)	3,000,000	2,695,555
Flagship Credit Auto Trust, Series 2019-2, Class D, 3.53%, 5/15/2025 (b)	255,433	251,872
Flagship Credit Auto Trust, Series 2019-3, Class C, 2.74%, 10/15/2025 (b)	19,912	19,883
Flagship Credit Auto Trust, Series 2020-2, Class C, 3.80%, 4/15/2026 (b)	60,104	59,918
Ford Credit Auto Owner Trust, Series 2021-1, Class D, 2.31%, 10/17/2033 (b)	1,272,000	1,116,536
Ford Credit Auto Owner Trust, Series 2021-2, Class D, 2.60%, 5/15/2034 (b)	750,000	651,113
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class D, 2.60%, 1/15/2026 (b)	385,716	384,143
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class D, 1.32%, 3/15/2027 (b)	550,000	524,471
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class D, 1.92%, 9/15/2027 (b)	1,500,000	1,397,208
GCI Funding I LLC, Series 2021-1, Class A, 2.38%, 6/18/2046 (b)	803,527	681,679
Global SC Finance Srl, Series 2020-2A, Class A, 2.26%, 11/19/2040 (b)	691,289	618,021
GLS Auto Receivables Issuer Trust, Series 2019-4A, Class C, 3.06%, 8/15/2025 (b)	462,869	458,173
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class C, 2.72%, 11/17/2025 (b)	760,695	752,342

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
GLS Auto Receivables Issuer Trust, Series 2021-4A, Class D, 2.48%, 10/15/2027 (b)	$1,500,000	$1,382,831
GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class D, 1.91%, 9/16/2027	500,000	480,588
Golden Credit Card Trust, Series 2021-1A, Class B, 1.44%, 8/15/2028 (b)	1,000,000	877,752
Goodgreen Trust, Series 2017-1A, Class A, 3.74%, 10/15/2052 (b)	31,901	28,159
Goodgreen Trust, Series 2017-2A, Class A, 3.26%, 10/15/2053 (b)	72,019	63,535
Goodgreen Trust, Series 2021-1A, Class A, 2.66%, 10/15/2056 (b)	211,049	174,368
Helios Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/2048 (b)	408,803	307,768
HERO Funding Trust, Series 2017-1A, Class A2, 4.46%, 9/20/2047 (b)	34,283	30,926
Hilton Grand Vacations Trust, Series 2020-AA, Class C, 6.42%, 2/25/2039 (b)	603,356	589,803
HPEFS Equipment Trust, Series 2021-1A, Class D, 1.03%, 3/20/2031 (b)	1,000,000	970,854
Hyundai Auto Receivables Trust, Series 2020-B, Class C, 1.60%, 12/15/2026	1,000,000	957,951
InStar Leasing III LLC, Series 2021-1A, Class A, 2.30%, 2/15/2054 (b)	441,710	368,541
ITE Rail Fund Levered LP, Series 2021-1A, Class A, 2.25%, 2/28/2051 (b)	446,281	381,094
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A, 2.22%, 3/20/2048 (b)	723,669	523,928
Longtrain Leasing III LLC, Series 2015-1A, Class A1, 2.98%, 1/15/2045 (b)	165,986	159,118
Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/2045 (b)	1,944,454	1,841,682
Mosaic Solar Loan Trust, Series 2021-3A, Class B, 1.92%, 6/20/2052 (b)	149,461	102,186
Navient Student Loan Trust, Series 2018-BA, Class A2A, 3.61%, 12/15/2059 (a),(b)	34,070	32,921
Nelnet Student Loan Trust, Series 2012-2A, Class A, 5.98%, 12/26/2033 (1MO LIBOR + 80.0bps)(a),(b)	271,507	267,852
Nelnet Student Loan Trust, Series 2021-DA, Class AFL, 6.06%, 4/20/2062 (3MO LIBOR + 69.0bps)(a),(b)	325,346	321,895
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 4/20/2062 (a),(b)	566,913	507,580
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class ABR3, 6.52%, 2/14/2031 (3MO LIBOR + 120.0bps)(a),(b)	1,000,000	981,293
Pawnee Equipment Receivables LLC, Series 2020-1, Class B, 1.84%, 1/15/2026 (b)	1,000,000	991,340
Pawnee Equipment Receivables LLC, Series 2020-1, Class C, 2.24%, 2/17/2026 (b)	750,000	731,978
Pawnee Equipment Receivables LLC, Series 2022-1, Class A2, 4.84%, 2/15/2028 (b)	585,108	582,182

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Purchasing Power Funding LLC, Series 2021-A, Class A, 1.57%, 10/15/2025 (b)	$951,281	$948,223
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11%, 12/15/2025	17,690	17,607
Santander Drive Auto Receivables Trust, Series 2020-2, Class D, 2.22%, 9/15/2026	34,913	34,310
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64%, 11/16/2026	91,614	89,435
Santander Drive Auto Receivables Trust, Series 2020-4, Class D, 1.48%, 1/15/2027	250,000	242,466
Santander Revolving Auto Loan Trust, Series 2019-A, Class D, 3.45%, 1/26/2032 (b)	1,000,000	940,156
SCF Equipment Leasing LLC, Series 2019-2A, Class A2, 2.47%, 4/20/2026 (b)	181,830	179,323
SCF Equipment Leasing LLC, Series 2021-1A, Class C, 1.54%, 2/2/2030 (b)	200,000	186,195
SLM Private Credit Student Loan Trust, Series 2004-B, Class A3, 5.88%, 3/15/2024 (3MO LIBOR + 33.0bps)(a)	5,168	5,163
SLM Private Credit Student Loan Trust, Series 2005-A, Class A4, 5.86%, 12/15/2038 (3MO LIBOR + 31.0bps)(a)	233,506	225,285
SLM Private Credit Student Loan Trust, Series 2006-A, Class A5, 5.84%, 6/15/2039 (3MO LIBOR + 29.0bps)(a)	104,165	99,409
SMB Private Education Loan Trust, Series 2016-B, Class A2A, 2.43%, 2/17/2032 (b)	14,196	13,703
SMB Private Education Loan Trust, Series 2017-A, Class A2A, 2.88%, 9/15/2034 (b)	47,738	45,797
Sunrun Demeter Issuer LLC, Series 2021-A, Class A, 2.27%, 1/30/2057 (b)	926,348	738,566
Sunrun Vulcan Issuer LLC, Series 2021-A, Class A, 2.46%, 1/30/2052 (b)	1,823,264	1,495,742
TAL Advantage VII LLC, Series 2020-1A, Class A, 2.05%, 9/20/2045 (b)	921,680	811,408
Textainer Marine Containers Ltd., Series 2020-1A, Class A, 2.73%, 8/21/2045 (b)	1,689,107	1,538,374
Tidewater Auto Receivables Trust, Series 2020-AA, Class D, 2.31%, 3/15/2027 (b)	1,000,000	986,547
TIF Funding II LLC, Series 2021-1A, Class A, 1.65%, 2/20/2046 (b)	803,750	669,760
Trillium Credit Card Trust II, Series 2021-1A, Class C, 2.42%, 10/26/2029 (b)	1,000,000	885,524
Trinity Rail Leasing LLC, Series 2019-2A, Class A2, 3.10%, 10/18/2049 (b)	685,000	624,920
Trinity Rail Leasing LLC, Series 2020-2A, Class A1, 1.83%, 11/19/2050 (b)	1,057,052	960,859
Trinity Rail Leasing LLC, Series 2021-1A, Class A, 2.26%, 7/19/2051 (b)	921,183	779,983
United Auto Credit Securitization Trust, Series 2021-1, Class E, 2.58%, 6/10/2026 (b)	1,000,000	974,190

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
United Auto Credit Securitization Trust, Series 2022-1, Class D, 2.85%, 6/10/2027 (b)	$1,000,000	$953,945
Verizon Master Trust, Series 2021-1, Class A, 0.50%, 5/20/2027	500,000	479,414
Vivint Solar Financing VII LLC, Series 2020-1A, Class B, 3.22%, 7/31/2051 (b)	1,144,285	856,979
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65%, 2/17/2026 (b)	1,000,000	965,094
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49%, 3/15/2027 (b)	1,000,000	953,670
World Omni Select Auto Trust, Series 2021-A, Class D, 1.44%, 11/15/2027	2,000,000	1,790,547

Total Asset Backed Securities
(Cost $96,746,582)		90,067,987

U.S. GOVERNMENT & AGENCIES — 15.25%
Fannie Mae, Pool #FM7007, 4.00%, 10/1/2033	864,458	838,624
Fannie Mae, Pool #MA4023, 3.50%, 1/1/2035	940,989	888,877
Fannie Mae, Pool #MA4038, 3.00%, 4/1/2035	228,821	211,144
Fannie Mae, Pool #MA4095, 2.00%, 8/1/2035	977,451	870,410
Fannie Mae, Pool #MA4797, 4.00%, 11/1/2037	844,299	814,715
Fannie Mae, Pool #MA4915, 5.00%, 2/1/2038	908,093	902,230
Fannie Mae, Pool #CA8902, 2.50%, 2/1/2041	774,895	677,787
Fannie Mae, Pool #MA4364, 2.00%, 5/1/2041	826,728	700,927
Fannie Mae, Pool #MA4961, 5.00%, 3/1/2043	953,103	937,955
Fannie Mae, Pool #MA4988, 5.00%, 4/1/2043	963,172	947,864
Fannie Mae, Pool #BM4676, 4.00%, 10/1/2048	975,172	931,598
Fannie Mae, Pool #CA5970, 2.50%, 6/1/2050	768,962	651,359
Fannie Mae, Pool #CA6951, 2.50%, 9/1/2050	691,992	587,743
Fannie Mae, Pool #FM7195, 2.50%, 9/1/2050	843,968	716,220
Fannie Mae, Pool #MA4191, 2.00%, 11/1/2050	765,403	600,440
Fannie Mae, Pool #FM5316, 2.00%, 12/1/2050	1,595,776	1,299,411
Fannie Mae, Pool #MA4235, 2.00%, 1/1/2051	795,691	624,198
Fannie Mae, Pool #CB0397, 3.00%, 5/1/2051	713,627	628,580
Fannie Mae, Pool #FM8361, 2.50%, 8/1/2051	817,910	691,905
Fannie Mae, Pool #BT9111, 1.85%, 9/1/2051	942,393	846,014
Fannie Mae, Pool #FS1428, 4.00%, 4/1/2052	1,791,340	1,674,508
Fannie Mae, Pool #MA4732, 4.00%, 9/1/2052	954,664	891,926
Fannie Mae, Pool #QE9380, 4.50%, 9/1/2052	946,409	906,718

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Fannie Mae, Pool #MA4918, 5.00%, 2/1/2053	$968,247	$946,258
Fannie Mae, Pool #BX7767, 5.50%, 3/1/2053	1,910,977	1,899,251
Fannie Mae, Pool #MA5054, 4.00%, 6/1/2053	992,905	927,296
Freddie Mac, Pool #SB8229, 4.50%, 5/1/2038	1,905,811	1,868,474
Freddie Mac, Pool #RB5135, 2.00%, 10/1/2041	870,356	735,645
Freddie Mac, Pool #QA5121, 2.50%, 12/1/2049	1,011,913	859,524
Freddie Mac, Pool #RE6081, 2.00%, 1/1/2051	778,643	610,613
Freddie Mac, Pool #RE6085, 1.50%, 2/1/2051	1,698,528	1,270,413
Freddie Mac, Pool #8C0119, 1.51%, 9/1/2051	896,396	792,023
Freddie Mac, Pool #SD8230, 4.50%, 6/1/2052	923,926	885,227
Freddie Mac, Pool #SD1087, 3.50%, 6/1/2052	956,078	867,609
Freddie Mac, Pool #QE2792, 4.00%, 6/1/2052	980,413	917,072
Freddie Mac, Pool #QE9380, 5.00%, 9/1/2052	904,253	884,259
Freddie Mac, Pool #SD8267, 5.00%, 11/1/2052	950,987	930,141
Freddie Mac, Pool #SD8306, 4.50%, 2/1/2053	971,648	930,672
Freddie Mac, Pool #QF8790, 5.50%, 3/1/2053	926,128	921,692
Freddie Mac, Pool #QG1666, 5.00%, 3/1/2053	996,939	976,024
Freddie Mac, Pool #SD3437, 5.00%, 4/1/2053	1,981,951	1,937,376
Freddie Mac, Pool #SD2642, 5.50%, 4/1/2053	975,835	969,847
Freddie Mac, Pool #SD2757, 5.00%, 5/1/2053	985,077	963,266
United States Treasury Note, 0.75%, 8/31/2026	5,000,000	4,469,141

Total U.S. Government & Agencies
(Cost $47,759,849)		44,402,976

COLLATERALIZED LOAN OBLIGATIONS — 6.87%
Ares XXXIIR CLO Ltd., Series 2014-32 RA, Class A1B, 6.52%, 5/15/2030 (3MO LIBOR + 120.0bps)(a),(b)	1,000,000	976,062
ArrowMark Colorado Holdings, Series 2017-6A, Class A2, 6.62%, 7/15/2029 (3MO LIBOR + 145.0bps)(a),(b)	1,000,000	990,465
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class A2, 6.97%, 1/15/2035 (3MO LIBOR + 140.0bps)(a),(b)	1,000,000	975,774
Carlyle Global Market Strategies CLO Ltd., Series 2013-4A, Class A2RR, 6.72%, 1/15/2031 (3MO LIBOR + 115.0bps)(a),(b)	825,000	808,385

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Carlyle Global Market Strategies CLO Ltd., Series 2017-1A, Class A1R, 6.59%, 4/20/2031 (3MO LIBOR + 100.0bps)(a),(b)	$995,462	$986,423
Carlyle Global Market Strategies CLO Ltd., Series 2019-1A, Class A1AR, 6.67%, 4/20/2031 (3MO LIBOR + 108.0bps)(a),(b)	250,000	247,944
Carlyle US CLO Ltd., Series 2020-2A, Class A1R, 6.75%, 1/25/2035 (3MO LIBOR + 114.0bps)(a),(b)	1,000,000	995,435
Cedar Funding VII CLO Ltd., Series 2018-7A, Class A2, 6.72%, 1/20/2031 (3MO LIBOR + 113.0bps)(a),(b)	625,000	608,064
Cedar Funding XII CLO Ltd., Series 2020-12A, Class XR, 6.61%, 10/25/2034 (3MO LIBOR + 100.0bps)(a),(b)	1,000,000	999,850
Columbia Cent CLO Ltd., Series 2021-31A, Class X, 6.59%, 4/20/2034 (3MO LIBOR + 100.0bps)(a),(b)	1,100,000	1,099,527
Goldentree Loan Management US CLO 5 Ltd., Series 2018-3A, Class AJ, 6.89%, 4/20/2030 (3MO LIBOR + 130.0bps)(a),(b)	1,000,000	982,270
Goldentree Loan Management US CLO 6 Ltd., Series 2019-6A, Class BR, 7.13%, 4/20/2035 (TSFR3M + 180.0bps)(a),(b)	1,000,000	988,701
Hildene TruPS Financials Note Securitization, Series 2019-2A, Class A1, 7.14%, 5/22/2039 (3MO LIBOR + 176.0bps)(a),(b)	1,785,436	1,731,872
ICG US CLO Ltd., Series 2014-1A, Class A1A2, 6.79%, 10/20/2034 (3MO LIBOR + 120.0bps)(a),(b)	1,000,000	985,746
Madison Park Funding XXI Ltd., Series 2016-21A, Class ABRR, 6.97%, 10/15/2032 (3MO LIBOR + 140.0bps)(a),(b)	1,000,000	994,170
Morgan Stanley Eaton Vance CLO, Series 2022-16A, Class A2, 6.96%, 4/15/2035 (TSFR3M + 165.0bps)(a),(b)	1,000,000	986,789
Oaktree CLO Ltd., Series 2019-3A, Class A1R, 6.79%, 10/20/2034 (3MO LIBOR + 120.0bps)(a),(b)	1,000,000	991,619
Rockford Tower CLO Ltd., Series 2019-2A, Class AR, 6.48%, 8/20/2032 (3MO LIBOR + 110.0bps)(a),(b)	1,000,000	987,473
Sound Point CLO VIII-R Ltd., Series 2015-1RA, Class BR, 7.12%, 4/15/2030 (3MO LIBOR + 155.0bps)(a),(b)	2,000,000	1,984,788
Voya CLO Ltd., Series 2016-3A, Class XR, 6.27%, 10/18/2031 (3MO LIBOR + 70.0bps)(a),(b)	22,500	22,500

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Voya CLO Ltd., Series 2020-3A, Class AR, 6.74%, 10/20/2034 (3MO LIBOR + 115.0bps)(a),(b)	$675,000	$666,434

Total Collateralized Loan Obligations
(Cost $20,248,591)		20,010,291

Total Investments — 99.32%
(Cost $307,631,334)		289,180,930
Other Assets in Excess of Liabilities — 0.68%		1,966,325
Net Assets — 100.00%		$291,147,255

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of July 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total fair value of these securities as July 31, 2023 was $151,445,424, representing 52.02% of net assets.

MTN — Medium Term Note

The accompanying notes are an integral part of these financial statements.

Yorktown Master Allocation Fund

SCHEDULE OF INVESTMENTS

July 31, 2023

(Unaudited)

Fund Holdings (as a percentage of net assets)

Growth Funds	49.82%
Small Cap Funds	44.39%
Capital Appreciation Funds	5.10%
Other	0.69%
100.00%

	Shares	Fair Value
INVESTMENT COMPANIES — 99.31%(a)
Growth Funds— 49.82%
Yorktown Growth Fund, Institutional Class	385,553	$6,897,545

Small Cap Funds— 44.39%
Yorktown Small Cap Fund, Institutional Class ARS	413,825	6,145,297

Capital Appreciation Funds— 5.10%
Yorktown Capital Appreciation Fund, Institutional Class	26,377	706,649

Total Investments — 99.31%
(Cost $8,814,561)		13,749,491
Other Assets in Excess of Liabilities — 0.69%		94,896
Net Assets — 100.00%		$13,844,387

(a)	Affiliated issuer.

The accompanying notes are an integral part of these financial statements.

Yorktown Small Cap Fund

SCHEDULE OF INVESTMENTS

July 31, 2023

(Unaudited)

Fund Holdings (as a percentage of net assets)

Technology	20.44%
Industrials	16.78%
Financials	14.29%
Consumer Discretionary	12.47%
Energy	11.53%
Health Care	5.96%
Materials	4.40%
Real Estate	2.64%
Consumer Staples	2.20%
Communications	1.36%
Other	7.93%
100.00%

	Shares	Fair Value
COMMON STOCKS — 92.07%
Communications — 1.36%
Iridium Communications, Inc.	7,800	$409,890

Consumer Discretionary — 12.47%
Arcos Dorados Holdings, Inc., Class A	73,000	824,900
BorgWarner, Inc.	13,400	623,100
Buckle, Inc. (The)	6,400	233,984
Chico’s FAS, Inc.(a)	81,000	494,100
Dick’s Sporting Goods, Inc.	4,800	676,800
PHINIA, Inc.(a)	2,680	76,031
Target Hospitality Corp(a)	30,000	383,100
Winnebago Industries, Inc.	6,400	440,320
		3,752,335
Consumer Staples — 2.20%
BJ’s Wholesale Club Holdings, Inc.(a)	10,000	663,100

Energy — 11.53%
Canadian Solar, Inc.(a)	9,900	357,984
Matador Resources Co.	5,500	305,965
Northern Oil and Gas, Inc.	25,600	1,007,872
Permian Resources Corp., Class A	56,500	660,485
Range Resources Corp.	13,400	421,162
SandRidge Energy, Inc.	28,500	486,780
VAALCO Energy, Inc.	51,000	226,950
		3,467,198
Financials — 14.29%
American Equity Investment Life Holding Co.	12,400	665,508
Bank OZK	6,700	292,991
First BanCorp.	44,000	653,400
Genworth Financial, Inc., Class A(a)	122,000	714,920
LPL Financial Holdings, Inc.	5,000	1,146,800
StoneX Group, Inc.(a)	3,200	294,432
United Community Banks, Inc.	18,200	529,074
		4,297,125
Health Care — 5.96%
Catalyst Pharmaceuticals, Inc.(a)	40,500	560,115
DocGo, Inc.(a)	33,900	284,421
Repligen Corp.(a)	4,400	754,864
Sinovac Biotech Ltd.(a)(b)	74,893	193,973
		1,793,373
Industrials — 16.78%
Alaska Air Group, Inc.(a)	9,100	442,533
FTI Consulting, Inc.(a)	2,600	455,416
Knight-Swift Transportation Holdings, Inc.	7,600	461,700
Mueller Industries, Inc.	14,700	1,191,582
Novanta, Inc.(a)	6,500	1,149,850
NV5 Global, Inc.(a)	8,000	876,400
Terex Corp.	8,000	469,040
		5,046,521

YORKTOWN SMALL CAP FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Materials — 4.40%
Alpha Metallurgical Resources, Inc.	2,900	$502,338
Cleveland-Cliffs, Inc.(a)	46,500	820,725
		1,323,063
Real Estate — 2.64%
Matson, Inc.	8,500	794,410

Technology — 20.44%
Amkor Technology, Inc.	16,500	479,985
Jabil, Inc.	7,000	774,690
Kulicke & Soffa Industries, Inc.	7,300	437,124
Lattice Semiconductor Corp.(a)	10,400	945,776
Perion Network Ltd.(a)	30,300	1,108,677
Rambus, Inc.(a)	24,600	1,540,206
Sanmina Corp.(a)	14,000	860,440
		6,146,898

Total Common Stocks/Investments — 92.07%
(Cost $19,888,994)		27,693,913
Other Assets in Excess of Liabilities — 7.93%		2,385,161
Net Assets — 100.00%		$30,079,074

(a)	Non-income producing security.

(b)	Illiquid security. Security is being fair valued in accordance with the Trust’s fair valuation policies and represents 0.65% of the Fund’s net assets.

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

Statements of Assets and Liabilities

July 31, 2023

(Unaudited)

	Growth Fund	Capital Appreciation Fund	Multi- Sector Bond Fund
Assets:
Investments in unaffiliated issuers at value (identified cost of $51,945,392, $9,568,548, and $328,849,392, respectively)	$74,606,539	$10,720,104	$294,363,008
Total investments	74,606,539	10,720,104	294,363,008

Cash	751,759	168,526	1,517,601
Dividends and interest receivable	22,111	1,055	2,226,800
Receivable for securities sold	—	—	1,209,750
Reclaims receivable	25,519	2,583	19,592
Receivable for shareholder purchases	103,086	1,349	19,788
Other assets	28,180	27,603	52,617
Total assets	75,537,194	10,921,220	299,409,156

Liabilities:
Payable for shareholder redemptions	54,657	4,619	372,844
Payable for securities purchased	—	—	1,176,713
Accrued distribution fees	26,253	5,685	129,911
Accrued advisory fees	33,963	5,407	101,053
Accrued accounting service and transfer agent fees	11,503	10,513	32,124
Other accrued expenses	6,343	11,279	53,856
Total liabilities	132,719	37,503	1,866,501

Net assets	$75,404,475	$10,883,717	$297,542,655

YORKTOWN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES, Continued

	Growth Fund	Capital Appreciation Fund	Multi- Sector Bond Fund
Shares of beneficial interest (unlimited number of shares authorized; no par value)
Institutional Class: Shares outstanding	1,833,883	109,283	14,942,412
Net assets	$32,800,116	$2,928,226	$130,294,939
Net asset value per share	$17.89	$26.79	$8.72
Class A: Shares outstanding	655,728	56,541	3,545,489
Net assets	$10,804,371	$1,453,987	$29,175,491
Net asset value per share	$16.48	$25.72	$8.23
Maximum offering price per share(a)	$17.49	$27.29	$8.73
Class L: Shares outstanding	2,754,236	272,144	17,277,847
Net assets	$31,799,988	$6,501,504	$132,256,877
Net asset value per share	$11.55	$23.89	$7.65
Class C: Shares outstanding			777,368
Net assets			$5,815,348
Net asset value per share			$7.48

Net assets consist of:
Paid-in capital	$56,242,468	$13,752,377	$532,427,035
Accumulated earnings (deficit)	19,162,007	(2,868,660)	(234,884,380)

Net assets applicable to outstanding shares of beneficial interest	$75,404,475	$10,883,717	$297,542,655

(a)	Based on maximum initial sales charge of 5.75%.

YORKTOWN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES, Continued

	Short Term Bond Fund	Master Allocation Fund	Small Cap Fund
Assets:
Investments in unaffiliated issuers at value (identified cost of $307,631,334, $— and $19,888,994, respectively)	$289,180,930	$—	$27,693,913
Investments in affiliated issuers at value (identified cost of $—, $8,814,561 and $—, respectively)	—	13,749,491	—
Total investments	289,180,930	13,749,491	27,693,913

Cash	1,059,211	211,037	2,370,775
Dividends and interest receivable	1,256,499	981	10,002
Receivable for shareholder purchases	2,594	—	1,311
Other assets	46,792	20,718	30,227
Total assets	291,546,026	13,982,227	30,106,228

Liabilities:
Payable for shareholder redemptions	81,064	108,199	5,013
Accrued distribution fees	86,618	5,113	3,328
Accrued advisory fees	143,967	3,498	7,358
Accrued accounting service and transfer agent fees	25,354	10,995	10,168
Other accrued expenses	61,768	10,035	1,287
Total liabilities	398,771	137,840	27,154

Net assets	$291,147,255	$13,844,387	$30,079,074

YORKTOWN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES, Continued

	Short Term Bond Fund	Master Allocation Fund	Small Cap Fund
Shares of beneficial interest (unlimited number of shares authorized; no par value)
Institutional Class: Shares outstanding	31,901,116	333,816	1,713,326
Net assets	$127,101,581	$6,386,082	$25,446,683
Net asset value per share	$3.98	$19.13	$14.85
Class A: Shares outstanding	2,278,677	113,106	56,848
Net assets	$8,482,602	$1,908,154	$829,613
Net asset value per share	$3.72	$16.87	$14.59
Maximum offering price per share(a)	$3.81	$17.90	$15.48
Class L: Shares outstanding	46,283,043	390,936	276,629
Net assets	$155,563,072	$5,550,151	$3,802,778
Net asset value per share	$3.36	$14.20	$13.75

Net assets consist of:
Paid-in capital	$327,820,079	$10,299,426	$24,800,850
Accumulated earnings (deficit)	(36,672,824)	3,544,961	5,278,224

Net assets applicable to outstanding shares of beneficial interest	$291,147,255	$13,844,387	$30,079,074

(a)	Based on maximum initial sales charge of 5.75% (2.25% for the Short Term Bond Fund).

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

Statements of Operations

For the Six Months Ended July 31, 2023

(Unaudited)

	Growth Fund	Capital Appreciation Fund	Multi- Sector Bond Fund
Investment income
Dividends from unaffiliated issuers (net of foreign taxes withheld of $50,022, $1,793, and $–, respectively)	$452,908	$6,266	$—
Interest	16,158	16,561	8,013,962
Total income	469,066	22,827	8,013,962
Expenses
Investment advisory fees	339,804	29,738	582,774
Distribution fees
Class A	—	1,655	80,011
Class L	147,325	29,003	679,861
Class C	—	—	30,836
Transfer agent fees	39,322	23,012	155,608
Accounting service fees	32,702	31,269	46,959
Registration fees	24,631	24,316	35,834
Professional fees	17,118	17,686	32,441
Trustee fees	9,067	1,028	38,717
Shareholder reports	7,415	5,203	19,211
Custodial fees	5,787	3,463	16,562
Line of credit fees	4,125	5,099	8,851
Insurance	2,754	401	13,543
Interest expense	1	5	140
Miscellaneous	16,421	9,553	72,173
Total operating expenses	646,472	181,431	1,813,521
Less expenses waived by investment adviser	(158,405)	(66,996)	—
Net operating expenses	488,067	114,435	1,813,521
Net investment income (loss)	(19,001)	(91,608)	6,200,441
Realized & Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) from security transactions in unaffiliated issuers	127,670	—	(10,420,039)
Net realized gain (loss) from foreign currency	(81)	153	—
Change in unrealized appreciation on investments in unaffiliated issuers	5,703,925	1,939,092	2,386,749
Change in unrealized appreciation (depreciation) on foreign currency	(35)	202	—
Net realized and change in unrealized gain (loss) on investments	5,831,479	1,939,447	(8,033,290)
Net increase (decrease) in net assets resulting from operations	$5,812,478	$1,847,839	$(1,832,849)

YORKTOWN FUNDS

STATEMENTS OF OPERATIONS, Continued

	Short Term Bond Fund	Master Allocation Fund	Small Cap Fund
Investment income
Dividends from unaffiliated issuers (net of foreign taxes withheld of $–, $– and $846, respectively)	$—	$—	$134,010
Interest	5,577,418	10,273	52,575
Total income	5,577,418	10,273	186,585
Expenses
Investment advisory fees	1,110,481	19,981	144,348
Distribution fees
Class A	—	2,497	969
Class L	539,064	26,540	17,988
Transfer agent fees	107,656	25,011	28,429
Accounting service fees	43,422	31,431	31,256
Registration fees	30,594	24,406	23,818
Professional fees	35,276	17,928	13,853
Trustee fees	43,157	1,474	4,849
Shareholder reports	10,996	4,197	6,200
Custodial fees	17,966	2,629	1,904
Line of credit fees	9,549	5,210	3,425
Insurance	16,008	621	1,538
Interest expense	2,801	—	—
Miscellaneous	90,148	7,309	9,773
Total operating expenses	2,057,118	169,234	288,350
Less expenses waived by investment adviser	(173,166)	—	(81,508)
Net operating expenses	1,883,952	169,234	206,842
Net investment income (loss)	3,693,466	(158,961)	(20,257)
Realized & Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) from security transactions in unaffiliated issuers	(2,891,674)	—	2,844,128
Net realized loss from security transactions in affiliated issuers	—	(173,942)	—
Change in unrealized appreciation (depreciation) on investments in unaffiliated issuers	2,648,715	—	(2,194,723)
Change in unrealized appreciation on investments in affiliated issuers	—	1,024,906	—
Net realized and change in unrealized gain (loss) on investments	(242,959)	850,964	649,405
Net increase (decrease) in net assets resulting from operations	$3,450,507	$692,003	$629,148

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

Statements of Changes in Net Assets

	Growth Fund		Capital Appreciation Fund
	For the Six Months Ended July 31, 2023 (Unaudited)	For the Year Ended January 31, 2023	For the Six Months Ended July 31, 2023 (Unaudited)	For the Year Ended January 31, 2023
Operations:
Net investment loss	$(19,001)	$(297,216)	$(91,608)	$(125,233)
Net realized gain (loss) from security transactions	127,589	(2,789,490)	153	(3,909,457)
Change in unrealized appreciation (depreciation) on investments	5,703,890	(3,118,750)	1,939,294	(2,679,010)
Net increase (decrease) in net assets resulting from operations	5,812,478	(6,205,456)	1,847,839	(6,713,700)

Distributions:
From earnings:
Institutional Class	—	—	—	(6,748)
Class A	—	—	—	(4,167)
Class L	—	—	—	(21,710)
	—	—	—	(32,625)
Capital Transactions — Institutional Class:
Proceeds from shares sold	2,981,655	13,191,196	3,126,089	2,042,283
Reinvestment of distributions	—	—	—	6,054
Amount paid for shares redeemed	(2,468,630)	(8,495,469)	(2,925,390)	(6,914,881)
Total Institutional Class	513,025	4,695,727	200,699	(4,866,544)
Capital Transactions — Class A:
Proceeds from shares sold	3,455,145	204,974	8,380	171,671
Reinvestment of distributions	—	—	—	3,934
Amount paid for shares redeemed	(1,060,321)	(1,416,160)	(101,057)	(457,418)
Total Class A	2,394,824	(1,211,186)	(92,677)	(281,813)
Capital Transactions — Class L:
Proceeds from shares sold	1,267,276	2,726,845	59,742	560,558
Reinvestment of distributions	—	—	—	21,428
Amount paid for shares redeemed	(2,587,564)	(5,729,629)	(364,141)	(1,839,013)
Total Class L	(1,320,288)	(3,002,784)	(309,019)	(1,257,027)
Net increase (decrease) in net assets resulting from capital share transactions	1,587,561	481,757	(200,997)	(6,405,384)
Total increase (decrease) in net assets	7,400,039	(5,723,699)	1,646,842	(13,151,709)

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Growth Fund		Capital Appreciation Fund
	For the Six Months Ended July 31, 2023 (Unaudited)	For the Year Ended January 31, 2023	For the Six Months Ended July 31, 2023 (Unaudited)	For the Year Ended January 31, 2023
Net Assets
Beginning of period	$68,004,436	$73,728,135	$9,236,875	$22,388,584
End of period	$75,404,475	$68,004,436	$10,883,717	$9,236,875

Share Transactions — Institutional Class:
Shares sold	183,211	847,773	133,241	86,023
Shares issued in reinvestment of distributions	—	—	—	302
Shares redeemed	(152,094)	(541,080)	(120,825)	(300,598)
Total Institutional Class	31,117	306,693	12,416	(214,273)
Share Transactions — Class A:
Shares sold	232,923	13,208	373	6,036
Shares issued in reinvestment of distributions	—	—	—	204
Shares redeemed	(72,033)	(96,591)	(4,294)	(17,823)
Total Class A	160,890	(83,383)	(3,921)	(11,583)
Share Transactions — Class L:
Shares sold	119,905	262,931	2,931	25,144
Shares issued in reinvestment of distributions	—	—	—	1,191
Shares redeemed	(246,150)	(566,045)	(17,565)	(84,842)
Total Class L	(126,245)	(303,114)	(14,828)	(58,507)

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Multi-Sector Bond Fund		Short Term Bond Fund
	For the Six Months Ended July 31, 2023 (Unaudited)	For the Year Ended January 31, 2023	For the Six Months Ended July 31, 2023 (Unaudited)	For the Year Ended January 31, 2023
Operations:
Net investment income	$6,200,441	$13,569,852	$3,693,466	$5,824,780
Net realized loss from security transactions	(10,420,039)	(6,764,527)	(2,891,674)	(3,113,814)
Change in unrealized appreciation (depreciation) on investments	2,386,749	(40,214,850)	2,648,715	(20,164,635)
Net increase (decrease) in net assets resulting from operations	(1,832,849)	(33,409,525)	3,450,507	(17,453,669)

Distributions:
From earnings:
Institutional Class	(3,052,185)	(5,427,874)	(2,059,257)	(2,461,027)
Class A	(778,389)	(1,778,651)	(141,822)	(184,142)
Class L	(3,175,632)	(6,348,109)	(2,207,769)	(3,198,560)
Class C	(147,701)	(353,420)
	(7,153,907)	(13,908,054)	(4,408,848)	(5,843,729)

Capital Transactions — Institutional Class:
Proceeds from shares sold	29,220,616	24,874,529	12,841,806	81,361,752
Reinvestment of distributions	2,801,449	4,865,644	1,987,295	2,329,635
Amount paid for shares redeemed	(17,864,825)	(50,510,145)	(45,354,474)	(98,914,521)
Total Institutional Class	14,157,240	(20,769,972)	(30,525,373)	(15,223,134)
Capital Transactions — Class A:
Proceeds from shares sold	702,060	1,925,191	1,203,171	2,447,388
Reinvestment of distributions	619,007	1,436,896	141,395	181,859
Amount paid for shares redeemed	(8,822,069)	(14,853,967)	(2,156,239)	(4,618,262)
Total Class A	(7,501,002)	(11,491,880)	(811,673)	(1,989,015)
Capital Transactions — Class L:
Proceeds from shares sold	4,888,102	18,949,612	9,720,829	28,870,732
Reinvestment of distributions	2,798,618	5,683,269	2,099,982	3,023,119
Amount paid for shares redeemed	(17,939,755)	(49,498,702)	(34,338,680)	(192,845,596)
Total Class L	(10,253,035)	(24,865,821)	(22,517,869)	(160,951,745)
Capital Transactions — Class C:
Proceeds from shares sold	5,700	140,914
Reinvestment of distributions	76,611	204,215
Amount paid for shares redeemed	(922,385)	(4,539,162)
Total Class C	(840,074)	(4,194,033)
Net decrease in net assets resulting from capital share transactions	(4,436,871)	(61,321,706)	(53,854,915)	(178,163,894)
Total decrease in net assets	(13,423,627)	(108,639,285)	(54,813,256)	(201,461,292)

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Multi-Sector Bond Fund		Short Term Bond Fund
	For the Six Months Ended July 31, 2023 (Unaudited)	For the Year Ended January 31, 2023	For the Six Months Ended July 31, 2023 (Unaudited)	For the Year Ended January 31, 2023
Net Assets
Beginning of period	$310,966,282	$419,605,567	$345,960,511	$547,421,803
End of period	$297,542,655	$310,966,282	$291,147,255	$345,960,511

Share Transactions — Institutional Class:
Shares sold	3,357,339	2,771,344	3,224,109	20,558,617
Shares issued in reinvestment of distributions	321,712	534,536	499,777	582,579
Shares redeemed	(2,053,139)	(5,502,567)	(11,401,268)	(24,614,480)
Total Institutional Class	1,625,912	(2,196,687)	(7,677,382)	(3,473,284)
Share Transactions — Class A:
Shares sold	85,426	224,633	322,182	657,669
Shares issued in reinvestment of distributions	75,208	166,794	38,048	48,648
Shares redeemed	(1,073,682)	(1,709,717)	(579,269)	(1,228,748)
Total Class A	(913,048)	(1,318,290)	(219,039)	(522,431)
Share Transactions — Class L:
Shares sold	635,044	2,300,837	2,890,019	8,465,365
Shares issued in reinvestment of distributions	365,547	708,515	625,405	891,752
Shares redeemed	(2,340,651)	(6,086,030)	(10,216,890)	(56,724,620)
Total Class L	(1,340,060)	(3,076,678)	(6,701,466)	(47,367,503)
Share Transactions — Class C:
Shares sold	762	17,599
Shares issued in reinvestment of distributions	10,233	25,889
Shares redeemed	(122,893)	(566,634)
Total Class C	(111,898)	(523,146)

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Master Allocation Fund		Small Cap Fund
	For the Six Months Ended July 31, 2023 (Unaudited)	For the Year Ended January 31, 2023	For the Six Months Ended July 31, 2023 (Unaudited)	For the Year Ended January 31, 2023
Operations:
Net investment income (loss)	$(158,961)	$(294,427)	$(20,257)	$83,025
Net realized gain (loss) from security transactions	(173,942)	(1,274,247)	2,844,128	(4,110,646)
Long-term capital gain distributions from investment companies	—	453,693	—	—
Change in unrealized appreciation (depreciation) on investments	1,024,906	(1,647,706)	(2,194,723)	40,037
Net increase (decrease) in net assets resulting from operations	692,003	(2,762,687)	629,148	(3,987,584)

Distributions:
From earnings:
Institutional Class	—	(324,784)	—	(2,076,994)
Class A	—	(169,607)	—	(56,892)
Class L	—	(442,586)	—	(246,756)
	—	(936,977)	—	(2,380,642)

Capital Transactions — Institutional Class:
Proceeds from shares sold	1,717,122	231,668	3,521,982	11,992,554
Reinvestment of distributions	—	323,481	—	2,024,420
Amount paid for shares redeemed	(1,061,911)	(1,144,859)	(10,018,282)	(21,877,201)
Total Institutional Class	655,211	(589,710)	(6,496,300)	(7,860,227)
Capital Transactions — Class A:
Proceeds from shares sold	2,617	765,618	3,813	120,169
Reinvestment of distributions	—	165,247	—	56,890
Amount paid for shares redeemed	(500,578)	(535,996)	(27,877)	(148,063)
Total Class A	(497,961)	394,869	(24,064)	28,996
Capital Transactions — Class L:
Proceeds from shares sold	190,547	1,775,816	385,962	1,055,904
Reinvestment of distributions	—	441,004	—	245,370
Amount paid for shares redeemed	(517,288)	(967,567)	(279,720)	(372,989)
Total Class L	(326,741)	1,249,253	106,242	928,285
Net increase (decrease) in net assets resulting from capital share transactions	(169,491)	1,054,412	(6,414,122)	(6,902,946)
Total increase (decrease) in net assets	522,512	(2,645,252)	(5,784,974)	(13,271,172)

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Master Allocation Fund		Small Cap Fund
	For the Six Months Ended July 31, 2023 (Unaudited)	For the Year Ended January 31, 2023	For the Six Months Ended July 31, 2023 (Unaudited)	For the Year Ended January 31, 2023
Net Assets
Beginning of period	$13,321,875	$15,967,127	$35,864,048	$49,135,220
End of period	$13,844,387	$13,321,875	$30,079,074	$35,864,048

Share Transactions — Institutional Class:
Shares sold	94,221	12,961	251,715	839,419
Shares issued in reinvestment of distributions	—	18,906	—	149,514
Shares redeemed	(60,277)	(60,081)	(728,452)	(1,462,675)
Total Institutional Class	33,944	(28,214)	(476,737)	(473,742)
Share Transactions — Class A:
Shares sold	167	42,422	277	7,790
Shares issued in reinvestment of distributions	—	10,936	—	4,268
Shares redeemed	(32,864)	(31,903)	(1,958)	(10,151)
Total Class A	(32,697)	21,455	(1,681)	1,907
Share Transactions — Class L:
Shares sold	14,918	111,429	29,275	74,685
Shares issued in reinvestment of distributions	—	34,507	—	19,443
Shares redeemed	(38,479)	(66,288)	(22,330)	(26,409)
Total Class L	(23,561)	79,648	6,945	67,719

The accompanying notes are an integral part of these financial statements.

Yorktown Growth Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Six Months Ended July 31, 2023		For the Year Ended January 31,
	(Unaudited)		2023	2022	2021	2020		2019
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$16.48		$17.92	$19.69	$16.48	$14.67		$19.37
Income from investment operations
Net investment income (loss)(1)	0.03		— (2)	(0.07)	(0.10)	(0.03	)(3)	(0.04	)(3)
Net realized and unrealized gain (loss) on investments	1.38		(1.44)	0.82	5.23	2.99		(2.03)
Total income (loss) from investment operations	1.41		(1.44)	0.75	5.13	2.96		(2.07)

Distributions
From net realized gain on security transactions	—		—	(2.52)	(1.92)	(1.15)		(2.63)
Total distributions	—		—	(2.52)	(1.92)	(1.15)		(2.63)
Net asset value, end of year/period	$17.89		$16.48	$17.92	$19.69	$16.48		$14.67

Total return	8.56	%(4)	(8.04)%	2.45%	31.70%	20.28%		(10.41)%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$32,800		$29,704	$26,805	$25,611	$28,514		$20,181
Ratio of expenses to average net assets before waivers	1.47	%(5)	1.46%	1.37%	1.46%	1.46	%(6)	1.45	%(6)
Ratio of net expenses to average net assets	1.00	%(5)	1.00%	1.04%	1.33%	1.46	%(6)	1.45	%(6)
Ratio of net investment income (loss) to average net assets	0.38	%(5)	0.01%	(0.33)%	(0.58)%	(0.17)%		(0.21)%
Portfolio turnover rate	17	%(4)	78%	54%	94%	43%		61%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Not annualized.
(5)	Annualized.
(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Six Months Ended July 31, 2023		For the Year Ended January 31,
	(Unaudited)		2023	2022	2021	2020		2019
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$15.18		$16.51	$18.31	$15.44	$13.80		$18.40
Income from investment operations
Net investment income (loss)(1)	0.03		— (2)	(0.07)	(0.09)	(0.02	)(3)	(0.02	)(3)
Net realized and unrealized gain (loss) on investments	1.27		(1.33)	0.79	4.88	2.81		(1.95)
Total income (loss) from investment operations	1.30		(1.33)	0.72	4.79	2.79		(1.97)

Distributions
From net realized gain on security transactions	—		—	(2.52)	(1.92)	(1.15)		(2.63)
Total distributions	—		—	(2.52)	(1.92)	(1.15)		(2.63)
Net asset value, end of year/period	$16.48		$15.18	$16.51	$18.31	$15.44		$13.80

Total return (excludes sales charge)	8.56	%(4)	(8.06)%	2.48%	31.63%	20.33%		(10.42)%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$10,804		$7,511	$9,544	$9,991	$8,835		$8,487
Ratio of expenses to average net assets before waivers	1.47	%(5)	1.46%	1.37%	1.46%	1.46	%(6)	1.45	%(6)
Ratio of net expenses to average net assets	1.00	%(5)	1.00%	1.04%	1.33%	1.46	%(6)	1.45	%(6)
Ratio of net investment income (loss) to average net assets	0.38	%(5)	0.03%	(0.33)%	(0.57)%	(0.15)%		(0.13)%
Portfolio turnover rate	17	%(4)	78%	54%	94%	43%		61%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Not annualized.
(5)	Annualized.
(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Six Months Ended July 31, 2023		For the Year Ended January 31,
	(Unaudited)		2023	2022	2021	2020		2019
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$10.69		$11.74	$13.80	$12.13	$11.16		$15.60
Income from investment operations
Net investment loss(1)	(0.03)		(0.10)	(0.20)	(0.20)	(0.14	)(2)	(0.17	)(2)
Net realized and unrealized gain (loss) on investments	0.89		(0.95)	0.66	3.79	2.26		(1.64)
Total income (loss) from investment operations	0.86		(1.05)	0.46	3.59	2.12		(1.81)

Distributions
From net realized gain on security transactions	—		—	(2.52)	(1.92)	(1.15)		(2.63)
Total distributions	—		—	(2.52)	(1.92)	(1.15)		(2.63)
Net asset value, end of year/period	$11.55		$10.69	$11.74	$13.80	$12.13		$11.16

Total return	8.04	%(3)	(8.94)%	1.38%	30.35%	19.13%		(11.29)%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$31,800		$30,790	$37,380	$35,192	$27,129		$23,097
Ratio of expenses to average net assets before waivers	2.47	%(4)	2.46%	2.37%	2.46%	2.46	%(5)	2.45	%(5)
Ratio of net expenses to average net assets	2.00	%(4)	2.00%	2.04%	2.33%	2.46	%(5)	2.45	%(5)
Ratio of net investment loss to average net assets	(0.62	)%(4)	(0.97)%	(1.33)%	(1.57)%	(1.16)%		(1.17)%
Portfolio turnover rate	17	%(3)	78%	54%	94%	43%		61%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Yorktown Capital Appreciation Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Six Months Ended July 31, 2023		For the Year Ended January 31,
	(Unaudited)		2023	2022	2021	2020		2019
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$22.42		$32.29	$34.01	$32.98	$30.49		$43.67
Income from investment operations
Net investment income (loss)(1)	(0.14)		(0.07)	(0.01)	0.41	0.58	(2)	1.00	(2)
Net realized and unrealized gain (loss) on investments	4.51		(9.73)	(1.67)	1.00	2.48		(3.01)
Total income (loss) from investment operations	4.37		(9.80)	(1.68)	1.41	3.06		(2.01)

Distributions
From net investment income	—		—	(0.04)	(0.38)	(0.52)		(0.94)
From net realized gain on security transactions	—		(0.07)	—	—	(0.05)		(10.23)
Total distributions	—		(0.07)	(0.04)	(0.38)	(0.57)		(11.17)
Net asset value, end of year/period	$26.79		$22.42	$32.29	$34.01	$32.98		$30.49

Total return	19.49	%(3)	(30.32)%	(4.96)%	4.40%	10.12%		(4.01)%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$2,928		$2,171	$10,047	$10,570	$12,092		$8,906
Ratio of expenses to average net assets before waivers	3.06	%(4)	2.07%	1.44%	1.52%	1.47	%(5)	1.28	%(5)
Ratio of net expenses to average net assets	1.68	%(4)	1.03%	1.01%	1.17%	1.47	%(5)	1.28	%(5)
Ratio of net investment income (loss) to average net assets	(1.25	)%(4)	(0.29)%	(0.03)%	1.29%	1.82%		2.51%
Portfolio turnover rate	—	%(3)	130%	162%	228%	46%		126%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN CAPITAL Appreciation FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Six Months Ended July 31, 2023		For the Year Ended January 31,
	(Unaudited)		2023	2022	2021	2020		2019
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$21.54		$31.11	$32.83	$31.85	$29.47		$42.59
Income from investment operations
Net investment income (loss)(1)	(0.17)		(0.14)	(0.10)	0.31	0.49	(2)	0.84	(2)
Net realized and unrealized gain (loss) on investments	4.35		(9.36)	(1.61)	0.97	2.39		(2.89)
Total income (loss) from investment operations	4.18		(9.50)	(1.71)	1.28	2.88		(2.05)

Distributions
From net investment income	—		—	(0.01)	(0.30)	(0.45)		(0.84)
From net realized gain on security transactions	—		(0.07)	—	—	(0.05)		(10.23)
Total distributions	—		(0.07)	(0.01)	(0.30)	(0.50)		(11.07)
Net asset value, end of year/period	$25.72		$21.54	$31.11	$32.83	$31.85		$29.47

Total return (excludes sales charge)	19.41	%(3)	(30.51)%	(5.20)%	4.14%	9.82%		(4.21)%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$1,454		$1,302	$2,241	$2,714	$3,328		$3,744
Ratio of expenses to average net assets before waivers	3.31	%(4)	2.32%	1.69%	1.77%	1.72	%(5)	1.53	%(5)
Ratio of net expenses to average net assets	1.93	%(4)	1.28%	1.26%	1.42%	1.72	%(5)	1.53	%(5)
Ratio of net investment income (loss) to average net assets	(1.50	)%(4)	(0.60)%	(0.28)%	1.03%	1.59%		2.19%
Portfolio turnover rate	—	%(3)	130%	162%	228%	46%		126%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN CAPITAL Appreciation FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Six Months Ended July 31, 2023		For the Year Ended January 31,
	(Unaudited)		2023	2022	2021	2020		2019
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$20.08		$29.24	$31.07	$30.18	$27.95		$41.01
Income from investment operations
Net investment income (loss)(1)	(0.23)		(0.30)	(0.34)	0.08	0.24	(2)	0.50	(2)
Net realized and unrealized gain (loss) on investments	4.04		(8.79)	(1.49)	0.91	2.27		(2.76)
Total income (loss) from investment operations	3.81		(9.09)	(1.83)	0.99	2.51		(2.26)

Distributions
From net investment income	—		—	—	(0.10)	(0.23)		(0.57)
From net realized gain on security transactions	—		(0.07)	—	—	(0.05)		(10.23)
Total distributions	—		(0.07)	—	(0.10)	(0.28)		(10.80)
Net asset value, end of year/period	$23.89		$20.08	$29.24	$31.07	$30.18		$27.95

Total return	18.97	%(3)	(31.06)%	(5.89)%	3.32%	9.02%		(4.95)%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$6,502		$5,763	$10,100	$9,982	$9,634		$11,483
Ratio of expenses to average net assets before waivers	4.06	%(4)	3.07%	2.44%	2.52%	2.47	%(5)	2.28	%(5)
Ratio of net expenses to average net assets	2.68	%(4)	2.03%	2.01%	2.17%	2.47	%(5)	2.28	%(5)
Ratio of net investment income (loss) to average net assets	(2.25	)%(4)	(1.35)%	(1.03)%	0.27%	0.84%		1.36%
Portfolio turnover rate	—	%(3)	130%	162%	228%	46%		126%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Yorktown Multi-Sector Bond Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Six Months Ended July 31, 2023		For the Year Ended January 31,
	(Unaudited)		2023	2022	2021	2020		2019
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$8.97		$10.13	$10.36	$10.96	$10.46		$11.15
Income from investment operations
Net investment income(1)	0.21		0.42	0.40	0.46	0.53	(2)	0.55	(2)
Net realized and unrealized gain (loss) on investments	(0.24)		(1.18)	(0.25)	(0.62)	0.48		(0.76)
Total income (loss) from investment operations	(0.03)		(0.76)	0.15	(0.16)	1.01		(0.21)

Distributions
From net investment income	(0.22)		(0.40)	(0.38)	(0.44)	(0.51)		(0.48)
Total distributions	(0.22)		(0.40)	(0.38)	(0.44)	(0.51)		(0.48)
Net asset value, end of year/period	$8.72		$8.97	$10.13	$10.36	$10.96		$10.46

Total return	(0.27	)%(3)	(7.47)%	1.46%	(1.18)%	9.95%		(1.84)%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$130,295		$119,412	$157,188	$150,520	$239,870		$246,831
Ratio of net expenses to average net assets	0.70	%(4)	0.67%	0.61%	0.62%	0.59	%(5)	0.59	%(5)
Ratio of net investment income to average net assets	4.80	%(4)	4.59%	3.85%	4.69%	4.99%		5.16%
Portfolio turnover rate	25	%(3)	29%	26%	56%	66%		48%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-SECTOR BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Six Months Ended July 31, 2023		For the Year Ended January 31,
	(Unaudited)		2023	2022	2021	2020		2019
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$8.47		$9.60	$9.83	$10.42	$9.98		$10.65
Income from investment operations
Net investment income(1)	0.18		0.35	0.33	0.39	0.46	(2)	0.48	(2)
Net realized and unrealized gain (loss) on investments	(0.22)		(1.12)	(0.23)	(0.59)	0.44		(0.72)
Total income (loss) from investment operations	(0.04)		(0.77)	0.10	(0.20)	0.90		(0.24)

Distributions
From net investment income	(0.20)		(0.36)	(0.33)	(0.39)	(0.46)		(0.43)
Total distributions	(0.20)		(0.36)	(0.33)	(0.39)	(0.46)		(0.43)
Net asset value, end of year/period	$8.23		$8.47	$9.60	$9.83	$10.42		$9.98

Total return (excludes sales charge)	(0.47	)%(3)	(8.04)%	1.04%	(1.65)%	9.28%		(2.22)%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$29,175		$37,765	$55,430	$74,402	$91,242		$103,030
Ratio of net expenses to average net assets	1.20	%(4)	1.17%	1.11%	1.12%	1.09	%(5)	1.09	%(5)
Ratio of net investment income to average net assets	4.30	%(4)	4.09%	3.35%	4.17%	4.50%		4.66%
Portfolio turnover rate	25	%(3)	29%	26%	56%	66%		48%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-SECTOR BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Six Months Ended July 31, 2023		For the Year Ended January 31,
	(Unaudited)		2023	2022	2021	2020		2019
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$7.89		$8.97	$9.22	$9.80	$9.41		$10.08
Income from investment operations
Net investment income(1)	0.14		0.29	0.26	0.32	0.38	(2)	0.40	(2)
Net realized and unrealized gain (loss) on investments	(0.20)		(1.05)	(0.22)	(0.55)	0.43		(0.68)
Total income (loss) from investment operations	(0.06)		(0.76)	0.04	(0.23)	0.81		(0.28)

Distributions
From net investment income	(0.18)		(0.32)	(0.29)	(0.35)	(0.42)		(0.39)
Total distributions	(0.18)		(0.32)	(0.29)	(0.35)	(0.42)		(0.39)
Net asset value, end of year/period	$7.65		$7.89	$8.97	$9.22	$9.80		$9.41

Total return	(0.77	)%(3)	(8.47)%	0.43%	(2.12)%	8.81%		(2.81)%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$132,257		$146,927	$194,587	$222,020	$291,009		$288,428
Ratio of net expenses to average net assets	1.70	%(4)	1.67%	1.61%	1.62%	1.59	%(5)	1.59	%(5)
Ratio of net investment income to average net assets	3.80	%(4)	3.59%	2.85%	3.68%	3.99%		4.16%
Portfolio turnover rate	25	%(3)	29%	26%	56%	66%		48%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-SECTOR BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C
	For the Six Months Ended July 31, 2023		For the Year Ended January 31,
	(Unaudited)		2023	2022	2021	2020		2019
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$7.72		$8.78	$9.03	$9.61	$9.24		$9.90
Income from investment operations
Net investment income(1)	0.14		0.28	0.26	0.32	0.37	(2)	0.40	(2)
Net realized and unrealized gain (loss) on investments	(0.20)		(1.02)	(0.22)	(0.55)	0.42		(0.67)
Total income (loss) from investment operations	(0.06)		(0.74)	0.04	(0.23)	0.79		(0.27)

Distributions
From net investment income	(0.18)		(0.32)	(0.29)	(0.35)	(0.42)		(0.39)
Total distributions	(0.18)		(0.32)	(0.29)	(0.35)	(0.42)		(0.39)
Net asset value, end of year/period	$7.48		$7.72	$8.78	$9.03	$9.61		$9.24

Total return (excludes sales charge)	(0.78	)%(3)	(8.41)%	0.45%	(2.14)%	8.78%		(2.71)%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$5,815		$6,862	$12,400	$18,282	$25,342		$24,354
Ratio of net expenses to average net assets	1.70	%(4)	1.67%	1.61%	1.62%	1.59	%(5)	1.59	%(5)
Ratio of net investment income to average net assets	3.80	%(4)	3.58%	2.85%	3.68%	3.99%		4.16%
Portfolio turnover rate	25	%(3)	28%	26%	56%	66%		48%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Yorktown Short Term Bond Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Six Months Ended July 31, 2023		For the Year Ended January 31,
	(Unaudited)		2023	2022	2021	2020		2019
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$3.99		$4.18	$4.27	$4.25	$4.16		$4.22
Income from investment operations
Net investment income(1)	0.05		0.07	0.06	0.08	0.12	(2)	0.12	(2)
Net realized and unrealized gain (loss) on investments	—		(0.19)	(0.09)	0.02 (3)	0.08		(0.07)
Total income (loss) from investment operations	0.05		(0.12)	(0.03)	0.10	0.20		0.05

Distributions
From net investment income	(0.06)		(0.07)	(0.06)	(0.08)	(0.11)		(0.11)
Total distributions	(0.06)		(0.07)	(0.06)	(0.08)	(0.11)		(0.11)
Net asset value, end of year/period	$3.98		$3.99	$4.18	$4.27	$4.25		$4.16

Total return	1.20	%(4)	(2.94)%	(0.73)%	2.43%	5.00%		1.32%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$127,102		$157,921	$179,974	$207,543	$193,049		$179,638
Ratio of expenses to average net assets before waivers or recoupments	0.96	%(5)	0.92%	0.87%	0.88%	0.89	%(6)	0.90	%(6)
Ratio of net expenses to average net assets	0.85	%(5)	0.85%	0.85%	0.89%	0.89	%(6)	0.89	%(6)
Ratio of net investment income to average net assets	2.67	%(5)	1.86%	1.46%	2.00%	2.87%		2.89%
Portfolio turnover rate	13	%(4)	21%	41%	41%	62%		66%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)

The amount shown for a share outstanding throughout the year does not accord with the change in aggregate gains and losses in the portfolio of securities during the year due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the year.

(4)	Not annualized.
(5)	Annualized.
(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Six Months Ended July 31, 2023		For the Year Ended January 31,
	(Unaudited)		2023	2022	2021	2020		2019
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$3.73		$3.91	$4.00	$3.98	$3.90		$3.97
Income from investment operations
Net investment income(1)	0.05		0.07	0.06	0.08	0.11	(2)	0.11	(2)
Net realized and unrealized gain (loss) on investments	—		(0.18)	(0.09)	0.02 (3)	0.08		(0.07)
Total income (loss) from investment operations	0.05		(0.11)	(0.03)	0.10	0.19		0.04

Distributions
From net investment income	(0.06)		(0.07)	(0.06)	(0.08)	(0.11)		(0.11)
Total distributions	(0.06)		(0.07)	(0.06)	(0.08)	(0.11)		(0.11)
Net asset value, end of year/period	$3.72		$3.73	$3.91	$4.00	$3.98		$3.90

Total return (excludes sales charge)	1.29	%(4)	(2.88)%	(0.78)%	2.59%	5.07%		1.15%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$8,483		$9,322	$11,820	$12,176	$26,090		$21,891
Ratio of expenses to average net assets before waivers or recoupments	0.96	%(5)	0.92%	0.87%	0.88%	0.89	%(6)	0.90	%(6)
Ratio of net expenses to average net assets	0.85	%(5)	0.85%	0.85%	0.89%	0.89	%(6)	0.89	%(6)
Ratio of net investment income to average net assets	2.67	%(5)	1.86%	1.46%	2.06%	2.85%		2.90%
Portfolio turnover rate	13	%(4)	21%	41%	41%	62%		66%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)

The amount shown for a share outstanding throughout the year does not accord with the change in aggregate gains and losses in the portfolio of securities during the year due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the year.

(4)	Not annualized.
(5)	Annualized.
(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Six Months Ended July 31, 2023		For the Year Ended January 31,
	(Unaudited)		2023	2022	2021	2020		2019
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$3.37		$3.54	$3.63	$3.63	$3.56		$3.63
Income from investment operations
Net investment income(1)	0.03		0.04	0.03	0.05	0.06	(2)	0.07	(2)
Net realized and unrealized gain (loss) on investments	—		(0.17)	(0.08)	—	0.09		(0.06)
Total income (loss) from investment operations	0.03		(0.13)	(0.05)	0.05	0.15		0.01

Distributions
From net investment income	(0.04)		(0.04)	(0.04)	(0.05)	(0.08)		(0.08)
Total distributions	(0.04)		(0.04)	(0.04)	(0.05)	(0.08)		(0.08)
Net asset value, end of year/period	$3.36		$3.37	$3.54	$3.63	$3.63		$3.56

Total return	1.03	%(3)	(3.54)%	(1.48)%	1.55%	4.30%		0.29%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$155,563		$178,047	$355,628	$356,117	$341,987		$163,409
Ratio of expenses to average net assets before waivers or recoupments	1.61	%(4)	1.57%	1.52%	1.60%	1.89	%(5)	1.90	%(5)
Ratio of net expenses to average net assets	1.50	%(4)	1.50%	1.50%	1.61%	1.89	%(5)	1.89	%(5)
Ratio of net investment income to average net assets	2.02	%(4)	1.15%	0.81%	1.29%	1.81%		1.87%
Portfolio turnover rate	13	%(3)	21%	41%	41%	62%		66%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Yorktown Master Allocation Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Six Months Ended July 31, 2023		For the Year Ended January 31,
	(Unaudited)		2023	2022	2021	2020	2019
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$18.06		$22.92	$24.39	$20.96	$24.87	$32.21
Income from investment operations
Net investment income (loss)(1),(2)	(0.17)		(0.31)	(0.18)	(0.23)	(0.18)	0.40
Net realized and unrealized gain (loss) on investments	1.24		(3.43)	(0.16)	4.65	2.33	(3.29)
Total income (loss) from investment operations	1.07		(3.74)	(0.34)	4.42	2.15	(2.89)

Distributions
From net investment income	—		—	—	—	(0.05)	(0.09)
From net realized gain on security transactions	—		(1.12)	(1.13)	(0.99)	(6.01)	(4.36)
Total distributions	—		(1.12)	(1.13)	(0.99)	(6.06)	(4.45)
Net asset value, end of year/period	$19.13		$18.06	$22.92	$24.39	$20.96	$24.87

Total return	5.92	%(3)	(16.03)%	(1.95)%	21.31%	9.01%	(8.39)%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$6,386		$5,415	$7,521	$8,773	$8,455	$16,397
Ratio of net expenses to average net assets(4)	2.10	%(5)	1.68%	1.39%	1.55%	1.37%	1.06%
Ratio of net investment income (loss) to average net assets	(1.95	)%(5)	(1.64)%	(0.69)%	(1.08)%	(0.73)%	1.38%
Portfolio turnover rate	41	%(3)	35%	5%	4%	27%	24%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Six Months Ended July 31, 2023		For the Year Ended January 31,
	(Unaudited)		2023	2022	2021	2020	2019
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$15.94		$20.45	$21.92	$18.98	$23.06	$30.21
Income from investment operations
Net investment income (loss)(1),(2)	(0.17)		(0.32)	(0.22)	(0.25)	(0.23)	0.14
Net realized and unrealized gain (loss) on investments	1.10		(3.07)	(0.12)	4.18	2.16	(2.92)
Total income (loss) from investment operations	0.93		(3.39)	(0.34)	3.93	1.93	(2.78)

Distributions
From net investment income	—		—	—	—	—	(0.01)
From net realized gain on security transactions	—		(1.12)	(1.13)	(0.99)	(6.01)	(4.36)
Total distributions	—		(1.12)	(1.13)	(0.99)	(6.01)	(4.37)
Net asset value, end of year/period	$16.87		$15.94	$20.45	$21.92	$18.98	$23.06

Total return (excludes sales charge)	5.83	%(3)	(16.26)%	(2.17)%	20.95%	8.76%	(8.61)%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$1,908		$2,325	$2,544	$2,676	$2,650	$3,727
Ratio of net expenses to average net assets(4)	2.35	%(5)	1.93%	1.64%	1.80%	1.62%	1.31%
Ratio of net investment income (loss) to average net assets	(2.20	)%(5)	(1.89)%	(0.94)%	(1.33)%	(1.01)%	0.48%
Portfolio turnover rate	41	%(3)	35%	5%	4%	27%	24%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Six Months Ended July 31, 2023		For the Year Ended January 31,
	(Unaudited)		2023	2022	2021	2020	2019
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$13.47		$17.63	$19.18	$16.83	$21.24	$28.43
Income from investment operations
Net investment loss(1),(2)	(0.19)		(0.38)	(0.34)	(0.35)	(0.38)	(0.19)
Net realized and unrealized gain (loss) on investments	0.92		(2.66)	(0.08)	3.69	1.98	(2.64)
Total income (loss) from investment operations	0.73		(3.04)	(0.42)	3.34	1.60	(2.83)

Distributions
From net realized gain on security transactions	—		(1.12)	(1.13)	(0.99)	(6.01)	(4.36)
Total distributions	—		(1.12)	(1.13)	(0.99)	(6.01)	(4.36)
Net asset value, end of year/period	$14.20		$13.47	$17.63	$19.18	$16.83	$21.24

Total return	5.42	%(3)	(16.88)%	(2.91)%	20.11%	7.92%	(9.33)%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$5,550		$5,582	$5,903	$5,807	$5,601	$6,883
Ratio of net expenses to average net assets(4)	3.10	%(5)	2.68%	2.39%	2.55%	2.37%	2.06%
Ratio of net investment loss to average net assets	(2.95	)%(5)	(2.64)%	(1.69)%	(2.08)%	(1.82)%	(0.72)%
Portfolio turnover rate	41	%(3)	35%	5%	4%	27%	24%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

Yorktown Small Cap Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Six Months Ended July 31, 2023		For the Year Ended January 31,
	(Unaudited)		2023	2022	2021	2020		2019
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$14.35		$16.88	$17.43	$12.23	$11.19		$11.48
Income from investment operations
Net investment income (loss)(1)	—	(2)	0.05	(0.05)	— (2)	0.02	(3)	0.01	(3)
Net realized and unrealized gain (loss) on investments	0.50		(1.53)	0.37	5.21	1.17		(0.20)
Total income (loss) from investment operations	0.50		(1.48)	0.32	5.21	1.19		(0.19)

Distributions
From net investment income	—		—	—	(0.01)	—		(0.02)
From net realized gain on security transactions	—		(1.05)	(0.87)	—	(0.15)		(0.08)
Total distributions	—		(1.05)	(0.87)	(0.01)	(0.15)		(0.10)
Net asset value, end of year/period	$14.85		$14.35	$16.88	$17.43	$12.23		$11.19

Total return	3.48	%(4)	(8.36)%	1.34%	42.61%	10.69%		(1.59)%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$25,447		$31,437	$44,971	$45,375	$33,286		$25,741
Ratio of expenses to average net assets before waivers	1.68	%(5)	1.53%	1.38%	1.63%	1.55	%(6)	1.63	%(6)
Ratio of net expenses to average net assets	1.17	%(5)	1.17%	1.16%	1.15%	1.15	%(6)	1.15	%(6)
Ratio of net investment income (loss) to average net assets	(0.01	)%(5)	0.30%	(0.28)%	(0.03)%	0.13%		0.10%
Portfolio turnover rate	76	%(4)	110%	49%	50%	36%		42%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Not annualized.
(5)	Annualized.
(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SMALL CAP FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Six Months Ended July 31, 2023		For the Year Ended January 31,
	(Unaudited)		2023	2022	2021	2020		2019
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$14.12		$16.67	$17.26	$12.13	$11.13		$11.43
Income from investment operations
Net investment income (loss)(1)	(0.02)		0.01	(0.10)	(0.04)	(0.01	)(2)	0.02	(2)
Net realized and unrealized gain (loss) on investments	0.49		(1.51)	0.38	5.17	1.16		(0.23)
Total income (loss) from investment operations	0.47		(1.50)	0.28	5.13	1.15		(0.21)

Distributions
From net investment income	—		—	—	—	—		(0.01)
From net realized gain on security transactions	—		(1.05)	(0.87)	—	(0.15)		(0.08)
Total distributions	—		(1.05)	(0.87)	—	(0.15)		(0.09)
Net asset value, end of year/period	$14.59		$14.12	$16.67	$17.26	$12.13		$11.13

Total return (excludes sales charge)	3.33	%(3)	(8.59)%	1.12%	42.29%	10.39%		(1.77)%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$830		$827	$944	$703	$343		$280
Ratio of expenses to average net assets before waivers	1.93	%(4)	1.78%	1.63%	1.88%	1.80	%(5)	1.88	%(5)
Ratio of net expenses to average net assets	1.42	%(4)	1.42%	1.41%	1.40%	1.40	%(5)	1.40	%(5)
Ratio of net investment income (loss) to average net assets	(0.26	)%(4)	0.05%	(0.53)%	(0.30)%	(0.10)%		0.20%
Portfolio turnover rate	76	%(3)	110%	49%	50%	36%		42%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SMALL CAP FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Six Months Ended July 31, 2023		For the Year Ended January 31,
	(Unaudited)		2023	2022	2021	2020		2019
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$13.35		$15.94	$16.67	$11.81	$10.91		$11.28
Income from investment operations
Net investment loss(1)	(0.06)		(0.10)	(0.22)	(0.13)	(0.10	)(2)	(0.10	)(2)
Net realized and unrealized gain (loss) on investments	0.46		(1.44)	0.36	4.99	1.15		(0.19)
Total income (loss) from investment operations	0.40		(1.54)	0.14	4.86	1.05		(0.29)

Distributions
From net realized gain on security transactions	—		(1.05)	(0.87)	—	(0.15)		(0.08)
Total distributions	—		(1.05)	(0.87)	—	(0.15)		(0.08)
Net asset value, end of year/period	$13.75		$13.35	$15.94	$16.67	$11.81		$10.91

Total return	3.00	%(3)	(9.25)%	0.31%	41.15%	9.68%		(2.56)%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$3,803		$3,601	$3,220	$2,292	$1,128		$856
Ratio of expenses to average net assets before waivers	2.68	%(4)	2.53%	2.38%	2.63%	2.55	%(5)	2.63	%(5)
Ratio of net expenses to average net assets	2.17	%(4)	2.17%	2.16%	2.15%	2.15	%(5)	2.15	%(5)
Ratio of net investment loss to average net assets	(1.01	)%(4)	(0.70)%	(1.28)%	(1.05)%	(0.88)%		(0.87)%
Portfolio turnover rate	76	%(3)	110%	49%	50%	36%		42%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

Notes to the Financial Statements

July 31, 2023
(Information as of and for the six months ended July 31, 2023 is unaudited)

1.	Organization

American Pension Investors Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each of the Yorktown Funds is a series of the Trust. The accompanying financial statements include the Growth Fund, Capital Appreciation Fund, Multi-Sector Bond Fund, Short Term Bond Fund, Master Allocation Fund and Small Cap Fund (collectively the “Funds”), each a diversified series of the Trust (except for the Master Allocation Fund which is non-diversified). Each Fund offers Class A, Class L and Institutional Class shares. In addition, the Multi-Sector Bond Fund also offers Class C shares.

The Growth Fund’s investment objective is growth of capital. The Capital Appreciation Fund’s investment objective is to seek to achieve high current income, as well as growth of capital and income. The Capital Appreciation Fund and Growth Fund invest primarily in the common stock of U.S. and foreign issuers, securities issued by investment companies (“Underlying Funds”), including open-end mutual funds, closed-end funds, business development companies, unit investment trusts, and foreign investment companies, long-, intermediate- or short-term bonds and other fixed-income securities, and index securities (“Index Securities”), including exchange-traded funds (“ETFs”) and similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.

The Multi-Sector Bond Fund’s investment objective is current income with limited credit risk. The Multi-Sector Bond Fund invests primarily in debt securities, including U.S. Government securities, corporate bonds and structured notes, common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Short Term Bond Fund’s investment objective is to seek income consistent with the preservation of capital. Under normal circumstances, the Short Term Bond Fund invests at least 80% of its assets in fixed income securities that, in the opinion of Yorktown Management & Research Company, Inc., the Funds’ investment adviser (the “Adviser”), offer the opportunity for income consistent with preservation of capital. The Short Term Bond Fund’s portfolio will have an average aggregate maturity of not more than three years.

The Master Allocation Fund’s investment objective is long term capital appreciation and current income. Under normal conditions, the Adviser seeks to achieve the Master Allocation Fund’s investment objective by investing in a variety of equity and debt securities. The Adviser currently invests Master Allocation Fund assets in securities

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

1.	Organization, continued

issued by other Underlying Funds managed by the Adviser, but reserves the right to invest Master Allocation Fund assets in other equity and debt securities as it deems appropriate in seeking to achieve the Master Allocation Fund’s investment objective.

The Small Cap Fund’s investment objective is to seek to achieve long term capital appreciation. Under normal conditions, the Adviser and Sapphire Star Capital, LLC, the Small Cap Fund’s sub-adviser, seek to achieve the Small Cap Fund’s investment objective by investing at least 80% of its assets (plus the amount of any borrowings for investment purposes) in the common stock of U.S. small capitalized (“small cap”) value companies. The Small Cap Fund may also invest in securities issued by Underlying Funds, and Index Securities, including ETFs and similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

2.	Significant Accounting Policies

Portfolio Valuation

The Funds’ investments in Underlying Funds are valued daily at their respective closing net asset values in accordance with the 1940 Act. Securities that are listed on U.S. exchanges (other than ETFs) are valued at the last sales price on the day the securities are valued or, lacking any sales on such day at the previous day’s closing price. ETFs are valued at the last sales price on the ETF’s primary exchange on the day the securities are valued or, lacking any sales on such day, either at the value assigned by a nationally recognized third-party pricing service or at the previous day’s closing price. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. U.S. Treasury securities and corporate bonds are valued at an evaluated mean of the bid and ask prices. The Board of Trustees has designated the Adviser as its “valuation designee” pursuant to Rule 2a-5 under the 1940 Act, subject to its oversight. Securities for which market quotations are unavailable or unreliable are valued at fair value as determined in good faith by the valuation designee pursuant to its valuation policies and procedures, which have been approved by the Board of Trustees.

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

●	Level 1—Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

●

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3—Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2023, in valuing the Funds’ assets carried at fair value.

Growth Fund

Investments in Securities	Level 1	Level 2	Level 3		Total
Common Stocks	$74,606,539	$—	$—		$74,606,539
Contingent Value Rights	—	—	—	(a)	—
Total	$74,606,539	$—	$—		$74,606,539

(a)	Consists of the holding: ABIOMED, Inc.

Capital Appreciation Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$10,720,104	$—	$—	$10,720,104
Total	$10,720,104	$—	$—	$10,720,104

Multi-Sector Bond Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$86,051,846	$—	$86,051,846
Collateralized Loan Obligations	—	17,318,074	—	17,318,074
Corporate Bonds and Notes	—	146,077,012	—	146,077,012
U.S. Government & Agencies	—	44,916,076	—	44,916,076
Total	$—	$294,363,008	$—	$294,363,008

Short Term Bond Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$90,067,987	$—	$90,067,987
Collateralized Loan Obligations	—	20,010,291	—	$20,010,291
Corporate Bonds and Notes	—	134,699,676	—	$134,699,676
U.S. Government & Agencies	—	44,402,976	—	$44,402,976
Total	$—	$289,180,930	$—	$289,180,930

Master Allocation Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Investment Companies	$13,749,491	$—	$—	$13,749,491
Total	$13,749,491	$—	$—	$13,749,491

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Small Cap Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$27,499,940	$—	$193,973	$27,693,913
Total	$27,499,940	$—	$193,973	$27,693,913

See schedules of investments for breakdown of sectors in which the Funds invest.

Following is a reconciliation of assets in which significant inputs (Level 3) were used in determining fair value for the Small Cap Fund:

Asset Category	Balance as of January 31, 2023	Realized gain (loss)	Purchases	Sales	Change in unrealized appreciation (depreciation)	Balance as of July 31, 2023
Common Stocks	$387,946	$—	$—	$—	$(193,973)	$193,973

The following provides quantitative information about the Small Cap Fund’s significant Level 3 fair value measurements as of July 31, 2023:

	Quantitative Information about Significant Level 3 Fair Value Measurements
Asset Category	Fair Value as of July 31, 2023	Valuation Techniques	Unobservable Input	Amount or Range
Common Stocks	$193,973	Market Approach	Transaction Price	$2.59
			Discount for Lack of Marketability(a)	20%

(a)

Significant increases and decreases in the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements. An increase to the unobservable input would result in a decrease to the fair value. A decrease to the unobservable input would have the opposite effect.

The significant unobservable inputs that may be used in the fair value measurement of the Funds’ investments in common stock, corporate bonds and convertible corporate bonds for which market quotations are not readily available include: broker quotes, discounts from the most recent trade or “stale price” and estimates from trustees (in bankruptcies) on disbursements. A change in the assumption used for each of the inputs listed above may indicate a directionally similar change in the fair value of the investment.

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Security Transactions and Investment Income

Security transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date.

Dividends and Distributions

Each Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Repurchase Agreements

The Funds may invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines or if the counter-party enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Class Net Asset Values and Expenses

All income and expenses not attributable to a particular class, and realized and unrealized gains are allocated to each class proportionately for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis.

The Funds currently offer Class A shares which include a front-end sales charge (load). The maximum front-end sales charge is 2.25% for the Short Term Bond Fund and 5.75% for the remaining Funds. Class A shares may be purchased without a front-end sales charge under certain circumstances. A contingent deferred sales charge of 1.00% is generally imposed on redemptions of Class C shares made within 13 months from the date of purchase.

Other

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

3.	Principal Risks

In the normal course of business the Funds may trade securities, including structured notes, where the risk of potential loss exists due to such things as changes in the market (market risk), the size of the companies it invests in (small company risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). Structured notes are hybrid securities that generally combine both debt and equity characteristics into a single note form. The risks of investing in structured notes include unfavorable price movements in the underlying security or index and the credit risk of the issuing financial institution. There may be no guarantee of interest payments or return of principal with structured notes, and structured notes may be less liquid than other investments held by a Fund.

Market Risks—The Funds’ investments in securities expose the Funds to various risks such as, but not limited to, interest rate and equity risks.

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

3.	Principal Risks, continued

Interest rate risk is the risk that fixed income securities, as well as structured notes, will decline in value because of changes in interest rates. Generally, as interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The market value of equities, such as common stocks and preferred securities, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Small Company Risks—Small company securities tend to be less liquid and more difficult to sell than those issued by larger companies. Small company stocks can be more volatile and may underperform the market or become out of favor with investors. Small company securities may be very sensitive to changing economic conditions and market downturns because the issuers may often have narrow markets, fewer product lines, and limited managerial and financial resources.

Credit and Counterparty Risks—The Funds will be exposed to credit risk due to the entities with whom they trade. A Fund could lose money if the issuer or guarantor of a fixed income security or structured note is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

3.	Principal Risks, continued

Sector Risk—If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of July 31, 2023, the Growth Fund and the Capital Appreciation Fund had 27.19% and 34.61%, respectively, of the value of its net assets invested in stocks within the Technology sector.

4.	Investment Advisory and Accounting Services Agreements

The Adviser, whose principal stockholder is also a trustee of the Trust, serves as the Funds’ investment adviser and manager. For its services, the Adviser receives a fee, calculated daily and payable monthly, at an annual rate as follows:

Growth Fund	1.00%
Capital Appreciation Fund	0.60%
Multi-Sector Bond Fund	0.40%
Short Term Bond Fund	0.70%
Master Allocation Fund	0.30%(a)
Small Cap Fund	0.90%

(a)

The management fee has two components: (i) a fee on Yorktown Fund Assets (investments in affiliated Yorktown Funds) and (ii) a fee on Other Assets. The advisory fee for Yorktown Fund Assets is 0.30% of the average daily Yorktown Fund Assets of the Master Allocation Fund. The fee for Other Assets is 1.00% of the average daily Other Assets of the Master Allocation Fund.

In the interest of limiting expenses of the Funds, the Adviser has entered into a contractual expense limitation agreement with the Trust. Pursuant to the expense limitation agreement, the Adviser has agreed to waive or limit its fees and assume other expenses of the Funds (excluding acquired fund fees and expenses, brokerage fees, taxes, borrowing costs such as interest and dividend expenses on securities sold short, and other extraordinary expenses not incurred in the ordinary course of business) so that the ratio of total annual operating expenses is limited as shown below:

	Class A	Class L	Class C	Institutional Class
Growth Fund	0.99%	1.99%		0.99%
Short Term Bond Fund	0.84%	1.49%		0.84%
Small Cap Fund	1.40%	2.15%		1.15%

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

4.	Investment Advisory and Accounting Services Agreements, continued

Prior to June 1, 2023, the Capital Appreciation Fund’s ratio of total annual operating expenses was limited to 1.24% for Class A shares, 1.99% for Class L shares and 0.99% for Institutional Class shares.

The Adviser is entitled to the reimbursement of fees waived or reimbursed subject to the limitations that the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and the reimbursement may not be made if it would cause the applicable Fund’s annual expense limitations to be exceeded. The reimbursement amount may not include any additional charges or fees, such as interest accruable on the reimbursement account. The expense limitation agreement may be terminated only by the Board of Trustees by providing 60 days’ notice, or if the Adviser ceases to serve as adviser to the Funds. Further, any recoupments will be subject to any lower expense limitations that have been later implemented by the Board of Trustees. During the six months ended July 31, 2023, the Adviser contractually waived fees and reimbursed expenses of $158,405, $66,996, $173,166 and $81,508 in the Growth Fund, Capital Appreciation Fund, Short Term Bond Fund and Small Cap Fund, respectively. As of July 31, 2023, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements as follows:

	Amount	Recoupable through
Growth Fund	$254,354	January 31, 2025
	283,176	January 31, 2026
	158,405	July 31, 2026

Short Term Bond Fund	92,315	January 31, 2025
	313,940	January 31, 2026
	173,166	July 31, 2026

Small Cap Fund	71,026	January 31, 2024
	114,894	January 31, 2025
	140,942	January 31, 2026
	81,508	July 31, 2026

The Adviser has retained a sub-adviser to provide portfolio management and related services to the Small Cap Fund. The sub-adviser receives a fee from the Adviser (not the Small Cap Fund) for these services.

Ultimus Fund Solutions, LLC (“Ultimus”) provides certain transfer agency, fund accounting, fund administration, and compliance support services for the aforementioned Funds.

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

5.	Distribution Plan and Fees

The Trust has adopted Rule 12b-1 Plans of Distribution providing for the payment of distribution and service fees to Ultimus Fund Distributors, LLC, the Funds’ distributor. Class A shares of the Capital Appreciation Fund, Master Allocation Fund and Small Cap Fund pay a fee of 0.25% of each Class A shares’ average daily net assets for distribution fees. Class A shares of the Multi-Sector Bond Fund pay a fee of 0.50% of the Class A shares’ average daily net assets for distribution fees. Class L shares of each of the Funds, except Short Term Bond Fund, pay a fee of 1.00% of each Class L shares’ average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees. Class L shares of the Short Term Bond Fund pay a fee of 0.65% of Class L share’s average daily net assets. Class C shares of Multi-Sector Bond Fund pay a fee of 1.00% of Class C share’s average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees.

During the six months ended July 31, 2023, the distributor retained the following amounts in sales commissions from the sales of Class A shares of the Funds:

Growth Fund	$290
Capital Appreciation Fund	6
Multi-Sector Bond Fund	933
Short Term Bond Fund	147
Master Allocation Fund	4
Small Cap Fund	3

During the six months ended July 31, 2023, the distributor received the following amounts in contingent deferred sales charges related to redemptions of Class A and Class C shares of the Funds:

Multi-Sector Bond Fund, Class C	$18

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

6.	Investment Activity

For the six months ended July 31, 2023, purchases and sales of investment securities, other than short-term investments and U.S. Government securities, were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Growth Fund	$13,463,967	$11,598,939	$—	$—
Capital Appreciation Fund	—	—	—	—
Multi-Sector Bond Fund	36,733,803	59,680,676	35,123,192	14,387,870
Short Term Bond Fund	5,451,554	74,779,463	34,484,749	14,521,221
Master Allocation Fund	5,390,000	5,475,000	—	—
Small Cap Fund	23,344,569	29,741,031	—	—

7.	Line of Credit

The Funds entered into a short-term credit agreement (“Line of Credit”) with Huntington National Bank (“Huntington”), expiring on May 24, 2024. Under the terms of the agreement, each of the Funds may borrow up to the lesser of 30% of a Fund’s daily market value or $25 million at an interest rate equal to the Term Secured Overnight Financing Rate plus 130 basis points. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Huntington receives an annual facility fee of 0.125% on $25 million as well as an additional annual fee of 0.125% on any unused portion of the credit facility, invoiced quarterly, for providing the Line of Credit. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of a Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 15% of a Fund’s total assets at the time when the borrowing is made. To the extent that the line of credit is utilized, it will be collateralized by securities in the Funds’ portfolios.

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

7.	Line of Credit, continued

As of July 31, 2023, the Funds had no outstanding borrowings under this Line of Credit.

Fund	Average Daily Loan Balance(a)	Weighted Average Interest Rate(a)	Number of Days Outstanding(b)	Interest Expense Accrued	Maximum Loan Outstanding
Growth Fund	$7,703	6.09%	1	$1	$7,703
Capital Appreciation Fund	30,542	6.09%	1	5	30,542
Multi-Sector Bond Fund	140,007	6.20%	6	140	338,867
Short Term Bond Fund	1,278,508	6.19%	13	2,801	8,788,504

(a)	Averages based on the number of days outstanding.

(b)	Number of Days Outstanding represents the total days during the six months ended July 31, 2023, that a Fund utilized the Line of Credit.

8.	Federal Income Tax Information

Each of the Funds is a separate taxable entity and intends to continue to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Required fund distributions are based on income and capital gain amounts determined in accordance with federal income tax regulations, which differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets and distributions for tax purposes may differ from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for losses deferred with respect to wash sales, and excise tax regulations. For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences.

FASB Accounting Standard Codification “Accounting for Uncertainty in Income Taxes”, Topic 740 requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ 2023 tax returns, in addition to the Funds’ previous three open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and Commonwealth of Virginia; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

At July 31, 2023, the gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes, were as follows:

	Growth Fund	Capital Appreciation Fund	Multi-Sector Bond Fund
Tax cost of investments	$52,064,957	$9,569,188	$328,849,392
Gross unrealized appreciation	22,964,970	2,148,851	539,714
Gross unrealized depreciation	(423,388)	(997,935)	(35,026,098)
Net unrealized appreciation/(depreciation) on investments	$22,541,582	$1,150,916	$(34,486,384)

	Short Term Bond Fund	Master Allocation Fund	Small Cap Fund
Tax cost of investments	$307,631,334	$9,084,194	$24,413,813
Gross unrealized appreciation	73,138	4,665,297	3,859,861
Gross unrealized depreciation	(18,523,542)	—	(579,761)
Net unrealized appreciation/(depreciation) on investments	$(18,450,404)	$4,665,297	$3,280,100

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions and wash sales.

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

As of January 31, 2023, the Funds’ most recent fiscal year end, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Growth Fund	Capital Appreciation Fund	Multi-Sector Bond Fund
Undistributed ordinary income	$—	$—	$1,056,956
Undistributed long-term capital gains	—	—	—
Accumulated earnings	—	—	1,056,956
Accumulated capital and other losses	(3,487,156)	(3,927,955)	(190,081,447)
Unrealized appreciation/(depreciation) on investments	16,837,657	(788,176)	(36,873,133)
Unrealized depreciation on foreign currency	(972)	(368)	—
Total accumulated earnings/(deficit)	$13,349,529	$(4,716,499)	$(225,897,624)

	Short Term Bond Fund	Master Allocation Fund	Small Cap Fund
Undistributed ordinary income	$786,314	$—	$47,480
Undistributed long-term capital gains	—	—	—
Accumulated earnings	786,314	—	47,480
Accumulated capital and other losses	(15,401,678)	(787,433)	(873,228)
Unrealized appreciation/(depreciation) on investments	(21,099,119)	3,640,391	5,474,824
Total accumulated earnings/(deficit)	$(35,714,483)	$2,852,958	$4,649,076

The tax character of distributions paid for the fiscal year ended January 31, 2023, were as follows:

	Growth Fund	Capital Appreciation Fund	Multi-Sector Bond Fund
Distributions paid from:
Ordinary income	$—	$—	$13,908,054
Long-term capital gains	—	32,625	—
Total distributions paid	$—	$32,625	$13,908,054

	Short Term Bond Fund	Master Allocation Fund	Small Cap Fund
Distributions paid from:
Ordinary income	$5,843,729	$—	$108
Long-term capital gains	—	936,977	2,380,534
Total distributions paid	$5,843,729	$936,977	$2,380,642

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

At January 31, 2023, the Funds had accumulated capital loss carryforwards as follows:

	Not Subject to Expiration
	Short-Term	Long-Term	Total
Growth Fund	$3,487,156	$—	$3,487,156
Capital Appreciation Fund	3,899,778	—	3,899,778
Multi-Sector Bond Fund	84,769,767	105,311,680	190,081,447
Short Term Bond Fund	7,622,194	7,779,484	15,401,678
Master Allocation Fund	220,465	543,129	763,594
Small Cap Fund	873,228	—	873,228

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations.

Under current tax law, net investment losses after December 31 and capital losses realized after October 31 of the Funds’ fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. As of January 31, 2023, the following Funds had Qualified Late Year Ordinary Losses:

Growth Fund	$—
Capital Appreciation Fund	28,177
Multi-Sector Bond Fund	—
Short Term Bond Fund	—
Master Allocation Fund	23,839
Small Cap Fund	—

9. Transactions with Affiliates

The Master Allocation Fund invests in other mutual funds which are managed by the Adviser. Transactions with affiliates during the six months ended July 31, 2023 were as follows:

Affiliated Fund Name	Value on January 31, 2023	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)
Growth Fund	$6,235,368	$340,000	$(250,000)	$23,651
Capital Appreciation Fund	365,774	2,675,000	(2,550,000)	105,848
Small Cap Fund	6,382,385	2,375,000	(2,675,000)	(303,441)
Total	$12,983,527	$5,390,000	$(5,475,000)	$(173,942)

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

9.	Transactions with Affiliates, continued

Affiliated Fund Name	Change in Unrealized Appreciation / (Depreciation)	Value on July 31, 2023	Shares Held on July 31, 2023	Dividend Income	Long-Term Capital Gain Distributions
Growth Fund	$548,526	$6,897,545	385,553	$—	$—
Capital Appreciation Fund	110,027	706,649	26,377	—	—
Small Cap Fund	366,353	6,145,297	413,825	—	—
Total	$1,024,906	$13,749,491	825,755	$—	$—

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund under Section 2(a)(9) of the 1940 Act. At July 31, 2023, the Master Allocation Fund, as record shareholder, did not own more than 25% of the outstanding shares of the Funds.

10.	Subsequent Event

On August 18, 2023, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Reorganization”) whereby the Capital Appreciation Fund and the Master Allocation Fund were reorganized into the Small Cap Fund and Growth Fund.

Target Fund	Acquiring Fund
Capital Appreciation Fund	Small Cap Fund
Master Allocation Fund	Growth Fund

The votes cast with respect to the Reorganization proposal were as follows:

Capital Appreciation Fund

For: 228,383 (87.70%)	Against: 4,183 (1.61%)	Abstain: 27,846 (10.69%)

Master Allocation Fund

For: 462,761 (98.21%)	Against: 376 (0.08%)	Abstain: 8,059 (1.71%)

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no additional items requiring adjustment of the financial statements or additional disclosure.

Expense Examples (Unaudited)

Yorktown Funds

As a shareholder in a Yorktown Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2023 to July 31, 2023.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value, July 31, 2023	Expenses Paid During the Period (a)	Annualized Expense Ratio
Growth Fund
Institutional Class
Actual	$ 1,000.00	$ 1,085.60	$ 5.17	1.00%
Hypothetical (5% return before expenses)	1,000.00	1,019.84	5.01	1.00%
Class A
Actual	1,000.00	1,085.60	5.17	1.00%
Hypothetical (5% return before expenses)	1,000.00	1,019.84	5.01	1.00%
Class L
Actual	1,000.00	1,080.40	10.32	2.00%
Hypothetical (5% return before expenses)	1,000.00	1,014.88	9.99	2.00%

Capital Appreciation Fund
Institutional Class
Actual	1,000.00	1,194.90	9.14	1.68%
Hypothetical (5% return before expenses)	1,000.00	1,016.46	8.40	1.68%
Class A
Actual	1,000.00	1,194.10	10.50	1.93%
Hypothetical (5% return before expenses)	1,000.00	1,015.22	9.64	1.93%
Class L
Actual	1,000.00	1,189.70	14.55	2.68%
Hypothetical (5% return before expenses)	1,000.00	1,011.50	13.37	2.68%

Multi-Sector Bond Fund
Institutional Class
Actual	1,000.00	997.30	3.47	0.70%
Hypothetical (5% return before expenses)	1,000.00	1,021.32	3.51	0.70%
Class A
Actual	1,000.00	995.30	5.94	1.20%
Hypothetical (5% return before expenses)	1,000.00	1,018.84	6.01	1.20%
Class L
Actual	1,000.00	992.30	8.40	1.70%
Hypothetical (5% return before expenses)	1,000.00	1,016.36	8.50	1.70%
Class C
Actual	1,000.00	992.20	8.40	1.70%
Hypothetical (5% return before expenses)	1,000.00	1,016.36	8.50	1.70%

Short Term Bond Fund
Institutional Class
Actual	1,000.00	1,012.00	4.24	0.85%
Hypothetical (5% return before expenses)	1,000.00	1,020.58	4.26	0.85%
Class A
Actual	1,000.00	1,012.90	4.24	0.85%
Hypothetical (5% return before expenses)	1,000.00	1,020.58	4.26	0.85%
Class L
Actual	1,000.00	1,010.30	7.48	1.50%
Hypothetical (5% return before expenses)	1,000.00	1,017.36	7.50	1.50%

	Beginning Account Value	Ending Account Value, July 31, 2023	Expenses Paid During the Period (a)	Annualized Expense Ratio
Master Allocation Fund
Institutional Class
Actual	$ 1,000.00	$ 1,059.20	$ 10.72	2.10%
Hypothetical (5% return before expenses)	1,000.00	1,014.38	10.49	2.10%
Class A
Actual	1,000.00	1,058.30	11.99	2.35%
Hypothetical (5% return before expenses)	1,000.00	1,013.14	11.73	2.35%
Class L
Actual	1,000.00	1,054.20	15.79	3.10%
Hypothetical (5% return before expenses)	1,000.00	1,009.42	15.45	3.10%

Small Cap Fund
Institutional Class
Actual	1,000.00	1,034.80	5.90	1.17%
Hypothetical (5% return before expenses)	1,000.00	1,018.99	5.86	1.17%
Class A
Actual	1,000.00	1,033.30	7.16	1.42%
Hypothetical (5% return before expenses)	1,000.00	1,017.75	7.10	1.42%
Class L
Actual	1,000.00	1,030.00	10.92	2.17%
Hypothetical (5% return before expenses)	1,000.00	1,014.03	10.84	2.17%

(a)

The dollar amounts shown as “Expenses Paid” are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) and divided by 365 (to reflect the one-half year period).

Liquidity Risk Management Program (Unaudited)

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Funds’ Board of Trustees approved the appointment of a Liquidity Program Administrator (LPA) comprised of the Trust’s Liquidity Risk Management Program Committee, which includes representatives from the Funds’ investment adviser and liquidity consultant. The LPA is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The LPA updated its assessment of each Fund’s liquidity risk profile, considering additional data gathered in the 12 months ended November 30, 2022 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception on December 1, 2018 (the “Review Period”) in order to prepare a written report for the Board of Trustees (the “Report”) for consideration at its meeting held on June 7, 2023.

During the Review Period, none of the Funds experienced unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the Review Period, the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. None of the Funds had a significant amount of illiquid investments and none required a determination as to a highly liquid investment minimum. The Report concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Other Information (Unaudited)

Proxy Voting Policies and Procedures

Both (i) a description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Funds’ portfolio securities and (ii) information regarding how the Trust voted proxies relating to the Funds’ portfolio securities during the most recent twelve month period ended June 30th are available without charge, upon request, by calling the Trust at (800) 544-6060, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files each Fund’s complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov or on the Funds’ website at http://www.yorktownfunds.com.

Board Approval of Investment Advisory & Sub Advisory Agreements (Unaudited)

Yorktown Management & Research Company, Inc. (“Yorktown”)

The renewal of the investment advisory agreement (the “IA Agreement”) between the Trust and Yorktown on behalf of the Yorktown Growth Fund, Yorktown Capital Appreciation Fund, Yorktown Multi-Sector Bond Fund, Yorktown Short Term Bond Fund, Yorktown Master Allocation Fund and Yorktown Small Cap Fund (each a “Fund” and together the “Funds”), was approved by the Board of Trustees (“the Board”), including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on March 29, 2023. The Trust’s Board considered the factors generally described below prior to approving the Agreement.

Fund legal counsel first reviewed the Trustees duties and responsibilities in approving and/or renewing advisory agreements. Counsel drew the Board’s attention to a letter sent by his firm on behalf of the Trustees to the Adviser seeking certain information as required under Section 15(c) of the Investment Company Act, and generally reviewed the Adviser’s response to the letter, copies of which were included in the Board’s book of materials.

Counsel then guided the Board through each of the five considerations a board must review in renewing an investment advisory agreement: (1) the nature, extent, and quality of the services to be provided by the investment adviser; (2) the investment performance of the fund and the investment adviser; (3) the costs of the services to be provided and profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale for the benefit of fund investors.

In addition to the five factors discussed above, and to further assist the Board in making its determination as to whether the IA Agreement should be renewed, the Board had requested and received the following information: The information request letter from legal counsel and the Adviser’s responses to the letter; the Adviser’s latest Form ADV, and the Adviser’s financial statements, each of which were reviewed by D.D. Basten during the discussions. In addition, the Board received a description of the compensation received by the Adviser from the Funds, both in the aggregate and in relation to fees charged by other advisers to similar funds, profitability information and information relating to the Adviser’s policies and procedures regarding best execution, trade allocation, and soft dollar arrangements. Further, the Board received a variety of materials providing comparative data relating to the Funds and the services provided to the Funds by the Adviser. The materials prepared by the Adviser were provided to the Trustees in advance of the meeting. After fully discussing and reviewing the materials described above, the Trustees concluded that the materials were adequate and reasonable and moved on the next consideration.

The Board then discussed the nature, extent and quality of the Adviser’s services to the Funds. In particular, the Board noted with approval the Adviser’s commitment to maintaining certain targeted expense ratios for the Funds, its efforts in providing comprehensive and consistent investment management to the Funds, and its efforts to maintain ongoing regulatory compliance for the Funds. The Board noted that it reviewed, on a quarterly basis, performance and management reports relating to the Funds, and those prior reviews were incorporated into the Board’s current considerations. The Board further noted that the Adviser also had assumed the obligation to provide certain operational services to the Funds. The Board discussed the operations of the Funds and agreed, with the Independent Trustees separately concurring, that the Funds had received adequate and appropriate investment management, compliance and operational services. The Board then discussed and noted with approval the personnel enhancements made by the Adviser during the year.

The Board next reviewed information relating to the average overall expense ratios of competing funds versus the overall expense ratios of the Funds. After full review of the materials presented, the related discussions, and careful consideration, the Independent Trustees agreed that the fees charged by the Adviser under the IA Agreement appeared to be fair and reasonable at the present time in light of the services provided to the Funds and that breakpoints were not needed given the current asset levels of the Funds.

The Board next considered the investment performance of each Fund and the Adviser’s performance. The Board generally approved of each Fund’s performance. Further, the Board noted with approval that the Adviser did not succumb to “style drift” in its management of each Fund’s assets, and that each Fund was committed to maintaining its investment mandate, even if that meant underperformance during periods when that style was out of favor. The Board noted with approval the Adviser’s ongoing efforts to maintain such consistent investment discipline. The Board also noted with approval that because the Adviser’s business was currently devoted exclusively to serving the Funds, the Adviser did not appear to realize any extraordinary ancillary benefits or profits deriving from its relationship with the Funds.

The Board also reviewed information relating to the average overall expense ratios of competing funds versus the overall expense ratios of the Funds. The Board noted with approval that the overall expense ratios of the Funds appeared to be in line with the average of peers.

The Independent Trustees then met separately with Fund counsel and the Chief Compliance Officer to discuss the IA Agreements. At the end of their discussion, the Independent Trustees recalled the Interested Trustees and announced that they were prepared to vote on the Agreement.

After careful discussion and consideration, the Board, including the separate concurrence of the independent Trustees, unanimously cast an affirmative vote, and determined that the renewal of the IA Agreement would be in the best interests of each Fund’s shareholders. In approving the IA Agreement, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the IA Agreement renewal.

The Board next considered the renewal of the sub-investment advisory agreement between Yorktown and Sapphire Star Capital (“SSC”) on behalf of the Yorktown Small Cap Fund.

Mr. D.D. Basten drew the Board’s attention to the separate board materials relating to the renewal and provided by SSC.

Mr. Mahaffey informed the Trustees that the duties and responsibilities in renewing a sub-advisory agreement were essentially the same as in renewing the advisory agreement with Yorktown. Mr. A. Basten then generally reviewed the materials provided by SSC, copies of which were included in the Board’s book of materials.

The Board then discussed the nature, extent and quality of SSC’s services to the Small Cap Fund. In particular, the Board noted with approval SSC’s commitment to providing comprehensive and consistent investment management to the Fund, and its efforts to maintain ongoing regulatory compliance for the Fund. The Board noted that it reviewed, on a quarterly basis, performance and management reports relating to the Fund, and those prior reviews were incorporated into the Board’s current considerations. The Board discussed the operations of the Fund and agreed with the Independent Trustees separately concurring that the Fund had received adequate and appropriate investment management and compliance services.

The Board discussed SSC’s current fee structure. The Board also reviewed the fees charged by SSC in light of the fees charged to other similar funds. After full review of the materials presented, the related discussions, and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Yorktown under the IA Agreement appeared to be fair and reasonable at the present time in light of the services provided to the Fund, and the fees paid to SSC from those fees appeared to be fair and reasonable.

The Board next considered the investment performance of the Fund and SSC’s performance. Messrs. D.D. Basten addressed the performance of the Fund and gave his views as to the reasons behind the Fund’s performance.

After careful discussion and consideration, the Board, including the separate concurrence of the independent Trustees, unanimously cast an affirmative vote, and determined that the renewal of the Sub-Advisory Agreement would be in the best interests of the Small Cap Fund’s shareholders. In approving the Sub-Advisory Agreement, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Sub-Advisory Agreement renewal.

Privacy Notice

FACTS	WHAT DOES AMERICAN PENSION INVESTORS TRUST (“YORKTOWN FUNDS”) DO WITH YOUR PERSONAL INFORMATION?

WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all information sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this Notice carefully to understand what we do.

WHAT?

The types of information we collect and share depend on the product or service you have with us. This information can include your:

● Social Security Number

● Assets

● Retirement Assets

● Transaction History

● Checking Account History

● Purchase History

● Account Balances

● Account Transactions

● Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this Notice.

HOW?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Yorktown Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information.	Does Yorktown Funds share?	Can you limit this sharing?
For our everyday business purposes — Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For our marketing purposes — to offer our products and services to you.	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences.	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 888-933-8274

Who we are
Who is providing this Notice?	Yorktown Funds Yorktown Management & Research Company, Inc.
What we do
How does Yorktown Funds protect your personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse or your nonpublic personal information.

How does Yorktown Funds collect your personal information?

We collect your personal information, for example, when you

● Open an account

● Provide account information

● Give us your contact information

● Make deposits or withdrawals from your account

● Make a wire transfer

● Tell us where to send the money

● Tell us who receives the money

● Show your government-issued ID

● Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

● Sharing for affiliates’ everyday business purposes-information about your creditworthiness.

● Affiliates from using your information to market to you.

● Sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Yorktown Management & Research, Inc., is an affiliate of Yorktown Funds.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Yorktown Funds do not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products to you. ● Yorktown Funds do not jointly market.

SHAREHOLDER SERVICES

Yorktown Funds

c/o Ultimus Fund Solutions, LLC

P.O. Box 46707

Cincinnati, Ohio 45246-0707

(888) 933-8274

For Overnight Deliveries:

Yorktown Funds

c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

EXECUTIVE OFFICES

Yorktown Funds

106 Annjo Court, Suite A

Forest, Virginia 24551

(800) 544-6060

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1835 Market Street, 3rd Floor

Philadelphia, PA 19103

This report is submitted for the general
information of the shareholders of the Trust.
The report is not authorized for distribution to
prospective investors in the Trust unless preceded
or accompanied by an effective Prospectus.

www.yorktownfunds.com

Yorktown-SAR-23

(b) Not applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Schedule of Investments.

Not applicable. This schedule is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-CSR.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 13.	Exhibits

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(a)(2)	The certification required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as an exhibit.

(a)(3)	Not applicable to Registrant.

(b)	The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are filed and attached hereto as an exhibit. The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN PENSION INVESTORS TRUST
Date:	October 5, 2023
/s/ David D. Basten
David D. Basten
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:	October 5, 2023

/s/ David D. Basten
David D. Basten
President

Date:	October 5, 2023
/s/ Charles D. Foster
Charles D. Foster
Chief Financial Officer